Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
July 31, 2025
GUX-NPRT3-0925
1.929356.113
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 4.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,753,494	5,588,528
Interactive Media & Services - 0.1%
CAR Group Ltd	164,840	4,012,127
REA Group Ltd	23,030	3,508,183
		7,520,310
TOTAL COMMUNICATION SERVICES		13,108,838

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	494,251	27,035,307
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	245,236	10,980,910
Lottery Corp/The	971,292	3,368,813
		14,349,723
TOTAL CONSUMER DISCRETIONARY		41,385,030

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	584,317	7,779,577
Woolworths Group Ltd	532,368	10,747,498
		18,527,075
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	1,415,578	7,123,032
Woodside Energy Group Ltd	827,191	13,998,050
		21,121,082
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	1,294,083	25,394,438
Commonwealth Bank of Australia	728,887	82,750,227
National Australia Bank Ltd	1,333,861	33,101,965
Westpac Banking Corp	1,490,746	32,185,413
		173,432,043
Capital Markets - 0.2%
ASX Ltd	84,782	3,800,280
Macquarie Group Ltd	157,749	21,845,939
		25,646,219
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd (b)	104,212	2,707,433
Insurance - 0.2%
Insurance Australia Group Ltd	1,031,023	5,787,567
Medibank Pvt Ltd	1,201,901	3,928,300
QBE Insurance Group Ltd	657,591	9,754,851
Suncorp Group Ltd	472,029	6,327,441
		25,798,159
TOTAL FINANCIALS		227,583,854

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	28,531	5,824,690
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	2,010,345	3,713,342
Sonic Healthcare Ltd	199,267	3,518,827
		7,232,169
Health Care Technology - 0.0%
Pro Medicus Ltd	25,040	5,142,079
TOTAL HEALTH CARE		18,198,938

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	597,616	9,143,196
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	324,406	2,249,867
Professional Services - 0.0%
Computershare Ltd	229,296	6,172,512
Trading Companies & Distributors - 0.0%
Reece Ltd	97,012	839,985
SGH Ltd	88,743	2,902,548
		3,742,533
Transportation Infrastructure - 0.2%
Transurban Group unit	1,353,277	11,976,265
TOTAL INDUSTRIALS		33,284,373

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	87,484	6,626,051
Materials - 1.1%
Metals & Mining - 1.1%
BHP Group Ltd	2,211,144	55,842,967
BlueScope Steel Ltd	191,424	2,902,045
Evolution Mining Ltd	872,766	3,949,897
Fortescue Ltd	737,829	8,347,991
Glencore PLC	4,466,775	17,926,623
Northern Star Resources Ltd	591,857	5,880,295
Rio Tinto Ltd	161,649	11,496,148
Rio Tinto PLC	491,470	29,271,678
South32 Ltd	1,970,426	3,684,777
		139,302,421
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	1,045,401	3,706,248
Industrial REITs - 0.1%
Goodman Group unit	884,672	19,779,913
Retail REITs - 0.1%
Scentre Group unit	2,266,887	5,425,203
Vicinity Ltd unit	1,687,499	2,656,967
		8,082,170
TOTAL REAL ESTATE		31,568,331

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	750,903	5,615,112
Gas Utilities - 0.0%
Apa Group unit	568,019	3,055,025
TOTAL UTILITIES		8,670,137

TOTAL AUSTRALIA		559,376,130
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	64,053	3,265,987
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	134,083	12,325,400
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	185,877	2,522,291
Mondi PLC (South Africa)	7,637	104,018
		2,626,309
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	29,626	2,209,431
TOTAL AUSTRIA		20,427,127
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	9,364	1,857,261
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	430,177	24,732,032
Food Products - 0.0%
Lotus Bakeries NV	175	1,485,842
TOTAL CONSUMER STAPLES		26,217,874

Financials - 0.2%
Banks - 0.2%
KBC Group NV	99,967	10,468,196
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	36,153	3,036,575
Sofina SA	6,712	2,065,064
		5,101,639
Insurance - 0.0%
Ageas SA/NV	65,005	4,432,476
TOTAL FINANCIALS		20,002,311

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	55,095	11,974,432
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	32,006	2,555,306
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	21,400	2,471,474
TOTAL BELGIUM		65,078,658
BRAZIL - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	356,600	2,004,763
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	362,500	1,340,710
TOTAL COMMUNICATION SERVICES		3,345,473

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	433,851	1,643,343
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,057,400	4,578,083
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	552,564	1,329,221
Food Products - 0.0%
BRF SA	216,200	774,135
Personal Care Products - 0.0%
Natura Cosmeticos SA (c)	387,303	624,576
TOTAL CONSUMER STAPLES		7,306,015

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	2,017,800	11,761,837
Petroleo Brasileiro SA - Petrobras	1,620,109	10,355,064
PRIO SA/Brazil (c)	372,100	2,803,600
Ultrapar Participacoes SA	309,900	950,252
		25,870,753
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	2,322,744	6,441,985
Banco Bradesco SA	670,615	1,604,814
Banco do Brasil SA	749,800	2,637,901
Itau Unibanco Holding SA	2,321,493	14,576,831
Itausa SA	2,518,492	4,655,087
NU Holdings Ltd/Cayman Islands Class A (c)	1,395,481	17,052,778
		46,969,396
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,296,798	5,160,008
Banco BTG Pactual SA unit	513,700	3,589,767
XP Inc Class A	162,272	2,619,070
		11,368,845
Insurance - 0.0%
BB Seguridade Participacoes SA	306,600	1,845,223
Caixa Seguridade Participacoes S/A	256,300	630,732
		2,475,955
TOTAL FINANCIALS		60,814,196

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	349,492	2,028,465
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	306,700	4,417,930
Electrical Equipment - 0.1%
WEG SA	733,300	4,859,813
Ground Transportation - 0.0%
Localiza Rent a Car SA	401,342	2,482,070
Rumo SA	567,700	1,676,877
		4,158,947
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	447,400	983,560
TOTAL INDUSTRIALS		14,420,250

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	236,000	1,837,998
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	72,352	2,687,998
Containers & Packaging - 0.0%
Klabin SA unit	352,430	1,170,664
Metals & Mining - 0.3%
Gerdau SA	583,948	1,756,156
Vale SA	1,582,586	15,109,258
Wheaton Precious Metals Corp	197,653	18,076,349
		34,941,763
Paper & Forest Products - 0.0%
Suzano SA	304,438	2,835,307
TOTAL MATERIALS		41,635,732

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	519,880	3,510,400
Centrais Eletricas Brasileiras SA Series B	112,007	818,117
Cia Energetica de Minas Gerais	732,226	1,350,804
Cia Paranaense de Energia - Copel Series B	466,900	988,907
CPFL Energia SA	100,800	682,435
Energisa S/A unit	122,400	998,077
Equatorial Energia SA	522,462	3,178,877
		11,527,617
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (c)	328,900	790,011
Engie Brasil Energia SA	94,550	674,229
		1,464,240
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	207,800	4,019,398
TOTAL UTILITIES		17,011,255

TOTAL BRAZIL		175,913,480
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	31,635	737,906
Quebecor Inc Class B	67,980	1,912,428
TELUS Corp	218,021	3,512,002
		6,162,336
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	158,483	5,293,441
TOTAL COMMUNICATION SERVICES		11,455,777

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	116,885	4,793,162
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	22,586	3,025,050
Dollarama Inc	120,697	16,496,535
		19,521,585
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	134,080	9,098,010
Restaurant Brands International Inc (United States)	1,619	109,865
		9,207,875
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	63,078	3,186,222
TOTAL CONSUMER DISCRETIONARY		36,708,844

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	330,522	17,174,932
Empire Co Ltd Class A	56,238	2,239,617
George Weston Ltd	25,446	4,835,217
Loblaw Cos Ltd	65,429	10,580,742
Metro Inc/CN	90,959	6,955,186
		41,785,694
Food Products - 0.0%
Saputo Inc	110,831	2,324,443
TOTAL CONSUMER STAPLES		44,110,137

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	255,598	4,989,843
Cameco Corp	189,691	14,241,884
Canadian Natural Resources Ltd	914,718	28,954,627
Cenovus Energy Inc	596,329	9,076,630
Enbridge Inc	949,183	42,985,879
Imperial Oil Ltd	77,600	6,470,214
Keyera Corp	100,211	3,146,057
Pembina Pipeline Corp	253,228	9,411,982
Suncor Energy Inc	539,042	21,260,570
TC Energy Corp	452,847	21,622,660
Tourmaline Oil Corp	155,074	6,599,822
Whitecap Resources Inc	539,141	4,070,017
		172,830,185
Financials - 3.0%
Banks - 1.9%
Bank of Montreal	315,187	34,789,766
Bank of Nova Scotia/The	542,227	30,167,638
Canadian Imperial Bank of Commerce	409,318	29,254,303
National Bank of Canada	170,411	17,726,138
Royal Bank of Canada	616,208	79,067,278
Toronto Dominion Bank	762,817	55,559,679
		246,564,802
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	178,280	10,993,247
Brookfield Corp Class A	593,655	39,764,088
IGM Financial Inc	35,328	1,169,781
TMX Group Ltd	121,247	4,930,035
		56,857,151
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	8,604	15,218,201
Great-West Lifeco Inc	121,666	4,568,622
iA Financial Corp Inc	40,713	3,985,208
Intact Financial Corp	77,688	16,057,912
Manulife Financial Corp	750,657	23,225,077
Power Corp of Canada Subordinate Voting Shares	243,454	9,811,252
Sun Life Financial Inc	249,526	15,213,594
		88,079,866
TOTAL FINANCIALS		391,501,819

Industrials - 0.8%
Aerospace & Defense - 0.0%
CAE Inc (c)	132,499	3,778,172
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	175,805	4,572,757
RB Global Inc	80,629	8,730,347
		13,303,104
Construction & Engineering - 0.1%
Stantec Inc	49,720	5,434,895
WSP Global Inc	56,849	11,705,413
		17,140,308
Ground Transportation - 0.5%
Canadian National Railway Co	232,554	21,714,663
Canadian Pacific Kansas City Ltd	405,045	29,787,879
TFI International Inc	34,783	3,024,936
		54,527,478
Professional Services - 0.1%
Thomson Reuters Corp	68,610	13,769,536
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	35,620	3,611,615
TOTAL INDUSTRIALS		106,130,213

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (c)	50,535	10,102,988
IT Services - 0.6%
CGI Inc Class A	87,675	8,452,386
Shopify Inc Class A (c)	530,525	64,849,178
		73,301,564
Software - 0.3%
Constellation Software Inc/Canada	8,767	30,245,897
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	7,326	0
Descartes Systems Group Inc/The (c)	37,370	3,948,177
Open Text Corp	113,558	3,342,159
		37,536,233
TOTAL INFORMATION TECHNOLOGY		120,940,785

Materials - 0.8%
Chemicals - 0.1%
Nutrien Ltd	212,973	12,636,050
Containers & Packaging - 0.0%
CCL Industries Inc Class B	64,661	3,614,315
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	219,216	27,213,731
Alamos Gold Inc Class A	183,419	4,457,071
Barrick Mining Corp	749,423	15,820,311
Franco-Nevada Corp	83,911	13,366,654
Kinross Gold Corp	536,291	8,580,811
Lundin Gold Inc	47,201	2,184,613
Pan American Silver Corp	157,977	4,267,522
Teck Resources Ltd Class B	204,984	6,646,890
		82,537,603
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	23,773	1,648,119
TOTAL MATERIALS		100,436,087

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	17,900	3,528,325
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	129,716	6,090,735
Fortis Inc/Canada	218,332	10,683,394
Hydro One Ltd (d)(e)	143,616	5,078,799
		21,852,928
Gas Utilities - 0.0%
AltaGas Ltd	129,868	3,834,368
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	60,534	2,213,668
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	57,278	1,594,821
TOTAL UTILITIES		29,495,785

TOTAL CANADA		1,017,137,957
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	268,318	1,337,990
Specialty Retail - 0.0%
Empresas Copec SA	166,917	1,105,046
TOTAL CONSUMER DISCRETIONARY		2,443,036

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	559,422	1,685,266
Financials - 0.0%
Banks - 0.0%
Banco de Chile	19,888,914	2,739,759
Banco de Credito e Inversiones SA	38,415	1,524,577
Banco Santander Chile	28,950,609	1,672,248
		5,936,584
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	93,071,825	2,035,387
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (c)	62,569	2,301,121
Metals & Mining - 0.2%
Antofagasta PLC	171,848	4,259,872
Lundin Mining Corp	302,555	3,089,747
		7,349,619
Paper & Forest Products - 0.0%
Empresas Cmpc SA	481,980	678,957
TOTAL MATERIALS		10,329,697

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	9,161,254	913,667
Enel Chile SA	11,828,378	757,659
		1,671,326
TOTAL CHILE		24,101,296
CHINA - 8.9%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	1,940,200	2,714,952
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	65,500	150,630
Beijing Enlight Media Co Ltd A Shares (China)	75,200	205,949
China Ruyi Holdings Ltd (b)(c)	3,656,000	1,461,595
Kingsoft Corp Ltd	408,800	1,858,918
Mango Excellent Media Co Ltd A Shares (China)	45,600	139,170
Netease Inc	758,895	19,839,227
Tencent Music Entertainment Group Class A ADR	327,539	6,875,044
		30,530,533
Interactive Media & Services - 1.8%
Autohome Inc Class A ADR	27,917	756,272
Baidu Inc A Shares (c)	970,794	10,621,785
Bilibili Inc Z Shares (c)	102,491	2,344,899
Kanzhun Ltd ADR (c)	127,712	2,421,420
Kuaishou Technology B Shares (c)(d)(e)	1,167,500	11,399,537
Kunlun Tech Co Ltd A Shares (China) (c)	31,000	154,104
Tencent Holdings Ltd	2,806,600	196,496,351
		224,194,368
Media - 0.0%
China Literature Ltd (c)(d)(e)	175,800	690,873
Focus Media Information Technology Co Ltd A Shares (China)	361,740	376,000
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	77,300	117,105
		1,183,978
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	794,800	590,550
TOTAL COMMUNICATION SERVICES		259,214,381

Consumer Discretionary - 2.7%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	16,740	109,161
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	7,000	115,057
Fuyao Glass Industry Group Co Ltd A Shares (China)	89,300	676,900
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	227,200	1,638,016
Huayu Automotive Systems Co Ltd A Shares (China)	76,131	185,422
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	13,900	195,471
Ningbo Tuopu Group Co Ltd A Shares (China)	44,405	282,086
Sailun Group Co Ltd A Shares (China)	89,500	159,840
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	52,900	121,144
		3,483,097
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (c)	55,700	382,042
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (c)	146,800	165,032
BYD Co Ltd A Shares (China)	142,200	2,065,682
BYD Co Ltd H Shares	1,605,000	23,434,377
Chongqing Changan Automobile Co Ltd A Shares (China)	204,890	365,198
Geely Automobile Holdings Ltd	2,638,000	5,917,082
Great Wall Motor Co Ltd A Shares (China)	69,400	208,004
Great Wall Motor Co Ltd H Shares	986,500	1,609,898
Guangzhou Automobile Group Company Ltd A Shares (China)	73,500	76,869
Guangzhou Automobile Group Company Ltd H Shares	276,000	111,528
Li Auto Inc A Shares (c)	544,864	7,133,203
NIO Inc A Shares (b)(c)	688,026	3,293,118
SAIC Motor Corp Ltd A Shares (China)	195,300	464,713
Seres Group Co Ltd A Shares (China)	41,800	733,978
XPeng Inc A Shares (c)	541,626	4,928,795
Yadea Group Holdings Ltd (d)(e)	534,516	841,106
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)(e)	215,500	1,657,080
		53,387,705
Broadline Retail - 1.5%
Alibaba Group Holding Ltd	7,490,412	112,616,688
CCOOP Group Co Ltd A Shares (China) (c)	452,000	144,487
JD.com Inc A Shares	1,063,167	16,757,578
MINISO Group Holding Ltd A Shares (b)	187,820	894,036
PDD Holdings Inc Class A ADR (c)	302,563	34,325,773
Prosus NV Class N	569,861	32,553,769
Vipshop Holdings Ltd Class A ADR	143,753	2,169,233
		199,461,564
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	139,700	412,424
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	536,310	2,378,367
TAL Education Group Class A ADR (c)	180,179	1,971,158
		4,349,525
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd ADR	89,105	2,781,858
Haidilao International Holding Ltd (d)(e)	717,000	1,271,024
Meituan B Shares (c)(d)(e)	2,168,810	33,459,422
Tongcheng Travel Holdings Ltd (e)	549,600	1,377,095
TravelSky Technology Ltd H Shares	400,000	635,953
Trip.com Group Ltd	270,455	16,790,511
Yum China Holdings Inc	163,607	7,637,175
		63,953,038
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	6,704	160,704
Ecovacs Robotics Co Ltd A Shares (China)	15,200	167,769
Gree Electric Appliances Inc of Zhuhai A Shares (China)	70,000	443,036
Haier Smart Home Co Ltd A Shares (China)	218,529	751,866
Haier Smart Home Co Ltd H Shares	1,000,600	3,152,270
Hisense Home Appliances Group Co Ltd A Shares (China)	82,300	293,006
Hisense Home Appliances Group Co Ltd H Shares	47,000	134,782
Midea Group Co Ltd A Shares (China)	90,400	879,242
Midea Group Co Ltd H Shares	159,900	1,549,307
Oppein Home Group Inc A Shares (China)	13,260	94,814
Sichuan Changhong Electric Co Ltd A Shares (China)	116,600	159,588
Zhejiang Supor Co Ltd A Shares (China)	12,100	87,099
		7,873,483
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	50,200	451,964
Chow Tai Fook Jewellery Group Ltd (b)	856,200	1,429,933
HLA Group Corp Ltd A Shares (China)	118,800	112,318
Pop Mart International Group Ltd (d)(e)	234,200	7,305,605
Zhongsheng Group Holdings Ltd	354,500	596,309
		9,896,129
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	551,800	6,333,609
Bosideng International Holdings Ltd	1,978,000	1,128,837
Li Ning Co Ltd	1,026,500	2,174,835
Shenzhou International Group Holdings Ltd	363,500	2,616,023
		12,253,304
TOTAL CONSUMER DISCRETIONARY		355,070,269

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	3,400	64,983
Anhui Gujing Distillery Co Ltd B Shares	62,402	845,744
Anhui Yingjia Distillery Co Ltd A Shares (China)	19,800	112,651
Beijing Yanjing Brewery Co Ltd A Shares (China)	68,400	117,930
China Resources Beer Holdings Co Ltd	711,662	2,366,199
Chongqing Brewery Co Ltd A Shares (China)	15,800	121,120
Eastroc Beverage Group Co Ltd A Shares (China)	13,310	519,718
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	30,900	168,528
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	36,300	339,670
Kweichow Moutai Co Ltd A Shares (China)	33,900	6,681,105
Luzhou Laojiao Co Ltd A Shares (China)	37,100	632,350
Nongfu Spring Co Ltd H Shares (d)(e)	878,800	5,077,394
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	31,020	770,053
Tsingtao Brewery Co Ltd A Shares (China)	35,500	334,234
Tsingtao Brewery Co Ltd H Shares	242,000	1,537,416
Wuliangye Yibin Co Ltd A Shares (China)	114,200	1,918,842
		21,607,937
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	2,416,000	1,498,253
JD Health International Inc (c)(d)(e)	489,150	3,127,840
Yifeng Pharmacy Chain Co Ltd A Shares (China)	29,062	95,479
Yonghui Superstores Co Ltd A Shares (China) (c)	228,900	149,241
		4,870,813
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	20,300	96,684
China Feihe Ltd (d)(e)	1,556,000	925,044
China Huishan Dairy Holdings Co Ltd (c)(f)	397,000	1
China Mengniu Dairy Co Ltd	1,376,000	2,863,477
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	118,377	629,284
Guangdong Haid Group Co Ltd A Shares (China)	41,800	327,540
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	28,200	83,191
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	93,600	320,711
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	160,500	610,342
Muyuan Foods Co Ltd A Shares (China)	138,940	892,990
New Hope Liuhe Co Ltd A Shares (China)	111,800	149,058
Tingyi Cayman Islands Holding Corp	854,000	1,262,438
Want Want China Holdings Ltd	2,024,000	1,462,895
Wens Foodstuff Group Co Ltd A Shares (China)	166,200	398,869
Wilmar International Ltd	831,193	1,881,288
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	38,400	160,891
		12,064,703
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(d)(e)	133,400	951,242
Hengan International Group Co Ltd	268,500	802,117
		1,753,359
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(d)(e)	810,000	2,184,087
TOTAL CONSUMER STAPLES		42,480,899

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	778,000	690,965
CNOOC Energy Technology & Services Ltd A Shares (China)	161,800	91,027
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	25,600	138,176
		920,168
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares (b)	878,000	1,078,806
China Merchants Energy Shipping Co Ltd A Shares (China)	194,100	162,995
China Petroleum & Chemical Corp A Shares (China)	924,000	770,332
China Petroleum & Chemical Corp H Shares	10,414,000	6,111,172
China Shenhua Energy Co Ltd A Shares (China)	165,600	876,233
China Shenhua Energy Co Ltd H Shares	1,484,500	6,434,047
COSCO SHIPPING Energy Transportation Co Ltd H Shares	204,000	165,708
Guanghui Energy Co Ltd A Shares (China)	151,500	113,822
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	63,900	178,489
Inner Mongolia Yitai Coal Co Ltd B Shares	485,800	996,857
PetroChina Co Ltd A Shares (China)	525,000	646,417
PetroChina Co Ltd H Shares	9,264,000	9,053,073
Shaanxi Coal Industry Co Ltd A Shares (China)	245,600	685,878
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	128,570	125,741
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	67,600	128,639
Yankuang Energy Group Co Ltd A Shares (China)	173,485	303,529
Yankuang Energy Group Co Ltd H Shares (b)	1,376,500	1,569,395
		29,401,133
TOTAL ENERGY		30,321,301

Financials - 1.6%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	2,154,700	1,884,368
Agricultural Bank of China Ltd H Shares	12,148,000	7,958,354
Bank of Beijing Co Ltd A Shares (China)	700,916	627,679
Bank of Changsha Co Ltd A Shares (China)	104,200	142,860
Bank of Chengdu Co Ltd A Shares (China)	158,900	407,284
Bank of China Ltd A Shares (China)	1,010,800	779,212
Bank of China Ltd H Shares	31,011,000	17,899,969
Bank of Communications Co Ltd A Shares (China)	1,324,300	1,406,236
Bank of Communications Co Ltd H Shares	3,921,000	3,532,303
Bank of Hangzhou Co Ltd A Shares (China)	161,980	360,700
Bank of Jiangsu Co Ltd A Shares (China)	460,330	721,960
Bank of Nanjing Co Ltd A Shares (China)	279,500	445,345
Bank of Ningbo Co Ltd A Shares (China)	164,640	636,335
Bank of Shanghai Co Ltd A Shares (China)	360,920	512,552
Bank of Suzhou Co Ltd A Shares (China)	103,700	122,890
BOC Hong Kong Holdings Ltd	1,611,649	7,236,721
China CITIC Bank Corp Ltd A Shares (China)	200,300	227,815
China CITIC Bank Corp Ltd H Shares	3,305,000	3,070,749
China Construction Bank Corp A Shares (China)	966,042	1,262,100
China Construction Bank Corp H Shares	41,346,000	42,288,836
China Everbright Bank Co Ltd A Shares (China)	449,200	252,520
China Everbright Bank Co Ltd H Shares	2,378,000	1,117,457
China Merchants Bank Co Ltd A Shares (China)	535,100	3,301,351
China Merchants Bank Co Ltd H Shares	1,706,251	11,072,114
China Minsheng Banking Corp Ltd A Shares (China)	1,105,100	749,732
China Minsheng Banking Corp Ltd H Shares	2,989,300	1,799,227
China Zheshang Bank Co Ltd A Shares (China)	508,950	239,439
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	269,400	253,556
Chongqing Rural Commercial Bank Co Ltd H Shares	933,000	740,001
CNPC Capital Co Ltd A Shares (China)	223,000	267,173
Huaxia Bank Co Ltd A Shares (China)	325,100	358,678
Industrial & Commercial Bank of China Ltd A Shares (China)	1,790,200	1,878,891
Industrial & Commercial Bank of China Ltd H Shares	28,137,000	21,559,283
Industrial Bank Co Ltd A Shares (China)	567,400	1,781,437
Ping An Bank Co Ltd A Shares (China)	495,500	840,957
Postal Savings Bank of China Co Ltd A Shares (China)	436,700	347,932
Postal Savings Bank of China Co Ltd H Shares (d)(e)	4,299,000	3,036,861
Shanghai Pudong Development Bank Co Ltd A Shares (China)	872,300	1,549,688
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	252,300	318,328
		142,988,893
Capital Markets - 0.1%
BOC International China Co Ltd A Shares (China)	54,800	115,689
Caitong Securities Co Ltd A Shares (China)	146,470	164,320
Capital Securities Co Ltd A Shares (China)	43,900	121,495
Changjiang Securities Co Ltd A Shares (China)	163,600	167,019
China Galaxy Securities Co Ltd A Shares (China)	188,600	449,202
China Galaxy Securities Co Ltd H Shares	1,542,000	2,083,876
China Great Wall Securities Co Ltd A Shares (China)	134,000	163,718
China International Capital Corp Ltd A Shares (China)	67,200	336,937
China International Capital Corp Ltd H Shares (d)(e)	711,200	1,805,906
China Merchants Securities Co Ltd A Shares (China)	187,830	465,119
CITIC Securities Co Ltd A Shares (China)	224,030	900,553
CITIC Securities Co Ltd H Shares	807,675	2,837,844
CSC Financial Co Ltd A Shares (China)	103,100	365,336
Dongxing Securities Co Ltd A Shares (China)	92,500	142,847
East Money Information Co Ltd A Shares (China)	402,689	1,294,478
Everbright Securities Co Ltd A Shares (China)	93,600	235,785
Founder Securities Co Ltd A Shares (China)	186,400	209,564
GF Securities Co Ltd A Shares (China)	139,500	370,899
GF Securities Co Ltd H Shares	16,400	35,808
Guolian Minsheng Securities Co Ltd A Shares (China)	74,400	115,612
Guosen Securities Co Ltd A Shares (China)	151,000	277,619
Guotai Haitong Securities Co Ltd A Shares (China)	213,466	600,372
Guotai Haitong Securities Co Ltd H Shares (d)(e)	1,137,320	2,455,168
Guoyuan Securities Co Ltd A Shares (China)	132,300	155,832
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	13,700	537,081
Huatai Securities Co Ltd A Shares (China)	66,400	184,441
Huatai Securities Co Ltd H Shares (d)(e)	796,800	1,833,894
Industrial Securities Co Ltd A Shares (China)	195,740	176,471
Nanjing Securities Co Ltd A Shares (China)	88,600	101,086
Orient Securities Co Ltd/China A Shares (China)	168,708	263,034
SDIC Capital Co Ltd A Shares (China)	212,000	222,116
Shenwan Hongyuan Group Co Ltd A Shares (China)	549,400	403,432
Sinolink Securities Co Ltd A Shares (China)	92,300	118,811
SooChow Securities Co Ltd A Shares (China)	111,449	147,635
Southwest Securities Co Ltd A Shares (China)	132,600	83,377
Tianfeng Securities Co Ltd A Shares (China) (c)	251,700	185,161
Western Securities Co Ltd A Shares (China)	93,900	109,001
Zheshang Securities Co Ltd A Shares (China)	89,300	140,625
Zhongtai Securities Co Ltd A Shares (China)	227,700	210,691
		20,587,854
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	45,937	1,577,017
Financial Services - 0.0%
Far East Horizon Ltd	832,000	841,115
Insurance - 0.4%
China Life Insurance Co Ltd A Shares (China)	62,300	353,456
China Life Insurance Co Ltd H Shares	3,269,000	9,442,870
China Pacific Insurance Group Co Ltd A Shares (China)	196,200	1,018,850
China Pacific Insurance Group Co Ltd H Shares	1,128,200	4,543,735
China Taiping Insurance Holdings Co Ltd	622,777	1,383,812
New China Life Insurance Co Ltd A Shares (China)	49,500	457,532
New China Life Insurance Co Ltd H Shares	415,800	2,660,669
People's Insurance Co Group of China Ltd/The A Shares (China)	140,700	159,548
People's Insurance Co Group of China Ltd/The H Shares	3,919,000	3,010,843
PICC Property & Casualty Co Ltd H Shares	3,012,933	6,253,594
Ping An Insurance Group Co of China Ltd A Shares (China)	354,392	2,883,301
Ping An Insurance Group Co of China Ltd H Shares	2,828,500	19,418,683
		51,586,893
TOTAL FINANCIALS		217,581,772

Health Care - 0.4%
Biotechnology - 0.2%
Akeso Inc (b)(c)(d)(e)	274,000	5,342,743
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	49,460	137,464
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (c)	26,746	217,078
BeOne Medicines Ltd H Shares (c)	364,471	8,286,039
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	59,900	199,181
Hualan Biological Engineering Inc A Shares (China)	43,750	100,655
Imeik Technology Development Co Ltd A Shares (China)	7,620	195,709
Innovent Biologics Inc (c)(d)(e)	535,500	6,628,476
Shanghai RAAS Blood Products Co Ltd A Shares (China)	160,600	153,633
		21,260,978
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	3,405	134,273
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	33,000	159,579
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,065,200	936,747
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	20,955	387,919
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	30,700	983,719
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	19,300	148,627
		2,750,864
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	241,269	429,277
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	42,300	157,648
Huadong Medicine Co Ltd A Shares (China)	43,660	268,787
Shanghai Pharmaceuticals Holding Co Ltd H Shares	158,800	253,264
Sinopharm Group Co Ltd H Shares	574,000	1,379,683
		2,488,659
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)(c)	510,000	1,106,142
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	4,600	43,343
Hangzhou Tigermed Consulting Co Ltd H Shares (b)(d)(e)	12,600	89,439
Pharmaron Beijing Co Ltd A Shares (China)	12,300	52,771
Pharmaron Beijing Co Ltd H Shares (d)(e)	52,500	151,303
Wuxi Apptec Co Ltd A Shares (China)	51,948	689,488
Wuxi Apptec Co Ltd H Shares (b)(d)(e)	148,900	1,986,210
Wuxi Biologics Cayman Inc (c)(d)(e)	1,523,000	6,192,569
		10,311,265
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	32,200	160,866
Changchun High-Tech Industry Group Co Ltd A Shares (China)	10,100	147,565
China Resources Pharmaceutical Group Ltd (d)(e)	808,500	564,595
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	40,211	174,728
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	35,920	268,409
CSPC Pharmaceutical Group Ltd	3,528,640	4,434,777
Dong-E-E-Jiao Co Ltd A Shares (China)	15,700	112,535
Haisco Pharmaceutical Group Co Ltd A Shares (China)	23,400	180,453
Hansoh Pharmaceutical Group Co Ltd (d)(e)	520,000	2,336,189
Humanwell Healthcare Group Co Ltd A Shares (China)	39,200	118,514
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	172,448	1,505,668
Kangmei Pharmaceutical Co Ltd rights (c)(f)	2,749	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	106,500	259,904
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	28,100	194,562
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (c)	5,102	217,290
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	40,400	211,655
Yunnan Baiyao Group Co Ltd A Shares (China)	43,380	337,532
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	14,998	414,539
		11,639,781
TOTAL HEALTH CARE		48,451,547

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	67,600	397,418
AviChina Industry & Technology Co Ltd H Shares	1,200,000	709,313
AVICOPTER PLC A Shares (China)	18,900	103,755
Kuang-Chi Technologies Co Ltd A Shares (China)	54,900	310,697
		1,521,183
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(d)(e)	854,900	1,481,556
SF Holding Co Ltd A Shares (China)	122,200	779,247
YTO Express Group Co Ltd A Shares (China)	83,100	169,738
ZTO Express Cayman Inc A Shares	183,341	3,574,164
		6,004,705
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	41,300	149,435
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	25,600	109,354
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	40,300	106,454
		215,808
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,026,000	597,583
China Energy Engineering Corp Ltd A Shares (China)	751,100	269,873
China National Chemical Engineering Co Ltd A Shares (China) (c)	143,700	159,206
China Railway Group Ltd A Shares (China)	798,600	630,530
China Railway Group Ltd H Shares	1,278,000	643,003
China State Construction Engineering Corp Ltd A Shares (China)	1,442,360	1,132,343
China State Construction International Holdings Ltd	793,250	1,215,252
Metallurgical Corp of China Ltd A Shares (China)	143,300	60,205
Metallurgical Corp of China Ltd H Shares	729,000	157,820
Power Construction Corp of China Ltd A Shares (China)	404,400	382,975
Sichuan Road and Bridge Group Co Ltd A Shares (China)	155,840	179,674
		5,428,464
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	124,200	112,865
CNGR Advanced Material Co Ltd A Shares (China)	22,840	106,685
Contemporary Amperex Technology Co Ltd A Shares (China)	116,180	4,249,099
Contemporary Amperex Technology Co Ltd H Shares (b)	36,900	1,894,124
Dongfang Electric Corp Ltd A Shares (China) (c)	74,600	208,764
Eve Energy Co Ltd A Shares (China)	51,924	318,066
GEM Co Ltd A Shares (China)	118,800	106,174
Goldwind Science & Technology Co Ltd A Shares (China)	103,982	139,050
Goneo Group Co Ltd A Shares (China)	21,112	138,076
Gotion High-Tech Co Ltd A Shares (China)	48,800	197,634
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	83,500	160,278
NARI Technology Co Ltd A Shares (China)	203,305	617,389
Ningbo Deye Technology Co Ltd A Shares (China)	22,796	161,504
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	19,200	126,169
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	36,500	113,804
Shanghai Electric Group Co Ltd A Shares (China) (c)	320,800	346,993
Sieyuan Electric Co Ltd A Shares (China)	19,200	207,675
Sungrow Power Supply Co Ltd A Shares (China)	52,960	528,084
Sunwoda Electronic Co Ltd A Shares (China)	45,300	134,964
TBEA Co Ltd A Shares (China)	118,700	222,511
Zhejiang Chint Electrics Co Ltd A Shares (China)	61,000	192,266
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	45,710	279,512
		10,561,686
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,536,500	1,150,544
Daqin Railway Co Ltd A Shares (China)	677,100	614,379
		1,764,923
Industrial Conglomerates - 0.0%
CITIC Ltd	1,788,000	2,682,312
Fosun International Ltd	1,047,000	722,551
		3,404,863
Machinery - 0.2%
Airtac International Group	61,043	1,732,238
China CSSC Holdings Ltd A Shares (China)	112,500	535,583
CRRC Corp Ltd A Shares (China)	1,080,600	1,105,234
CRRC Corp Ltd H Shares	1,127,000	780,964
Haitian International Holdings Ltd	274,000	742,747
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	34,172	348,784
Sany Heavy Industry Co Ltd A Shares (China)	213,600	590,649
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	22,300	173,145
Shenzhen Inovance Technology Co Ltd A Shares (China)	34,250	300,063
Sinotruk Hong Kong Ltd	296,000	902,076
Weichai Power Co Ltd A Shares (China)	169,500	355,445
Weichai Power Co Ltd H Shares	869,600	1,843,436
XCMG Construction Machinery Co Ltd A Shares (China)	295,500	343,763
Yangzijiang Shipbuildling (Holdings) Ltd	1,129,600	2,215,630
Yutong Bus Co Ltd A Shares (China)	58,800	203,277
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	47,400	173,498
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	29,654	179,574
Zhuzhou CRRC Times Electric Co Ltd H Shares	181,700	737,045
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	186,700	190,249
		13,453,400
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	458,320	992,551
COSCO SHIPPING Holdings Co Ltd H Shares (b)	1,102,150	2,014,665
SITC International Holdings Co Ltd	588,000	1,901,159
		4,908,375
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	236,900	238,823
Air China Ltd H Shares (c)	146,000	97,267
China Eastern Airlines Corp Ltd A Shares (China) (c)	413,800	217,540
China Southern Airlines Co Ltd A Shares (China) (c)	165,000	129,696
China Southern Airlines Co Ltd H Shares (c)	230,000	105,847
Hainan Airlines Holding Co Ltd A Shares (China) (c)	1,036,100	212,667
Juneyao Airlines Co Ltd A Shares (China)	49,800	84,495
Spring Airlines Co Ltd A Shares (China)	27,400	198,574
		1,284,909
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	89,300	811,288
Xiamen C & D Inc A Shares (China)	66,600	93,754
		905,042
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	146,300	227,796
China Merchants Port Holdings Co Ltd	538,655	1,059,096
Jiangsu Expressway Co Ltd H Shares	524,000	642,527
Liaoning Port Co Ltd A Shares (China)	583,800	123,784
Shanghai International Airport Co Ltd A Shares (China)	27,600	123,173
Zhejiang Expressway Co Ltd H Shares	674,880	643,033
		2,819,409
TOTAL INDUSTRIALS		52,422,202

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	338,500	1,408,497
Guangzhou Haige Communications Group Inc Co A Shares (China)	62,000	113,733
Hengtong Optic-electric Co Ltd A Shares (China)	58,800	129,801
Suzhou TFC Optical Communication Co Ltd A Shares (China)	19,860	288,719
Yealink Network Technology Corp Ltd A Shares (China)	34,760	161,431
Zhongji Innolight Co Ltd A Shares (China)	28,300	847,793
ZTE Corp A Shares (China)	31,900	151,430
ZTE Corp H Shares (b)	436,680	1,377,819
		4,479,223
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	334,500	1,691,290
Accelink Technologies Co Ltd A Shares (China)	20,000	143,604
Avary Holding Shenzhen Co Ltd A Shares (China)	59,100	432,699
BOE Technology Group Co Ltd A Shares (China)	918,300	514,437
Chaozhou Three-Circle Group Co Ltd A Shares (China)	47,900	219,681
China Railway Signal & Communication Corp Ltd A Shares (China)	169,727	124,475
Eoptolink Technology Inc Ltd A Shares (China)	25,440	661,632
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (c)	320,535	113,774
Foxconn Industrial Internet Co Ltd A Shares (China)	339,696	1,620,870
GoerTek Inc A Shares (China)	88,900	282,210
Huagong Tech Co Ltd A Shares (China)	27,900	194,886
Lens Technology Co Ltd A Shares (China)	127,600	401,908
Lingyi iTech Guangdong Co A Shares (China)	178,300	221,472
Luxshare Precision Industry Co Ltd A Shares (China)	185,947	939,995
Maxscend Microelectronics Co Ltd A Shares (China)	13,652	140,425
Ofilm Group Co Ltd A Shares (China) (c)	83,500	130,494
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	7,171	130,439
Shengyi Technology Co Ltd A Shares (China)	62,000	367,339
Shennan Circuits Co Ltd A Shares (China)	17,020	334,329
Sunny Optical Technology Group Co Ltd	311,900	2,889,857
SUPCON Technology Co Ltd A Shares (China)	19,412	128,456
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	46,800	377,034
TCL Technology Group Corp A Shares (China)	469,760	286,559
Unisplendour Corp Ltd A Shares (China)	72,420	247,394
Victory Giant Technology Huizhou Co Ltd A Shares (China)	22,100	585,061
Wingtech Technology Co Ltd A Shares (China)	30,400	155,714
Wuhan Guide Infrared Co Ltd A Shares (China) (c)	107,244	174,676
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	49,030	380,592
Zhejiang Dahua Technology Co Ltd A Shares (China)	88,500	199,375
		14,090,677
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	24,050	182,606
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	36,600	251,908
		434,514
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China) (c)	8,415	145,484
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	15,870	434,450
Amlogic Shanghai Co Ltd A Shares (China) (c)	10,582	105,791
Bestechnic Shanghai Co Ltd A Shares (China)	4,352	144,748
Cambricon Technologies Corp Ltd A Shares (China) (c)	10,732	1,052,705
China Resources Microelectronics Ltd A Shares (China)	33,258	214,658
CSI Solar Co Ltd A Shares (China)	97,383	120,564
Flat Glass Group Co Ltd A Shares (China)	48,600	109,524
GalaxyCore Inc A Shares (China)	54,160	114,711
GCL Technology Holdings Ltd (b)(c)	9,778,000	1,448,775
Gigadevice Semiconductor Inc A Shares (China)	16,984	284,531
Hangzhou First Applied Material Co Ltd A Shares (China)	64,848	131,450
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	42,700	151,211
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	283,000	1,457,069
Hwatsing Technology Co Ltd A Shares (China)	8,854	135,330
Hygon Information Technology Co Ltd A Shares (China)	60,090	1,156,122
Ingenic Semiconductor Co Ltd A Shares (China)	12,200	112,475
JA Solar Technology Co Ltd A Shares (China) (c)	83,096	127,312
JCET Group Co Ltd A Shares (China)	45,200	219,264
Jinko Solar Co Ltd A Shares (China) (c)	252,132	182,705
LONGi Green Energy Technology Co Ltd A Shares (China) (c)	192,368	420,196
Loongson Technology Corp Ltd (China) (c)	8,480	153,985
Montage Technology Co Ltd A Shares (China)	29,245	343,951
National Silicon Industry Group Co Ltd A Shares (China)	68,918	177,388
NAURA Technology Group Co Ltd A Shares (China)	18,380	852,764
Nexchip Semiconductor Corp A Shares (China)	52,137	157,174
OmniVision Integrated Circuits Group Inc A Shares (China)	31,150	521,895
Piotech Inc A Shares (China)	7,104	167,505
Rockchip Electronics Co Ltd A Shares (China)	10,700	239,697
Sanan Optoelectronics CO Ltd A Shares (China)	124,100	214,951
SG Micro Corp A Shares (China)	15,681	154,761
Shenzhen Goodix Technology Co Ltd A Shares (China)	11,200	114,836
Silergy Corp	142,000	1,523,990
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (c)	99,900	112,860
Tianshui Huatian Technology Co Ltd A Shares (China)	80,100	111,115
TongFu Microelectronics Co Ltd A Shares (China)	38,100	148,272
Tongwei Co Ltd A Shares (China) (c)	115,600	327,355
Trina Solar Co Ltd A Shares (China) (c)	54,362	116,767
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	21,479	206,703
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (c)	12,826	176,094
Xinjiang Daqo New Energy Co Ltd A Shares (China) (c)	45,166	162,045
Xinyi Solar Holdings Ltd (b)	1,951,446	755,452
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	32,500	125,502
		15,134,137
Software - 0.0%
360 Security Technology Inc A Shares (China)	176,000	275,621
Beijing Kingsoft Office Software Inc A Shares (China)	11,817	512,537
China National Software & Service Co Ltd A Shares (China) (c)	22,430	147,053
Empyrean Technology Co Ltd A Shares (China)	11,400	173,563
Hundsun Technologies Inc A Shares (China)	48,677	243,526
Iflytek Co Ltd A Shares (China)	57,900	391,153
Jiangsu Hoperun Software Co Ltd A Shares (China) (c)	20,000	146,653
Kingdee International Software Group Co Ltd (c)	1,317,000	3,056,772
Shanghai Baosight Software Co Ltd A Shares (China)	14,342	49,136
Shanghai Baosight Software Co Ltd B Shares	457,911	629,426
Yonyou Network Technology CO Ltd A Shares (China) (c)	88,130	193,096
		5,818,536
Technology Hardware, Storage & Peripherals - 0.5%
Anker Innovations Technology Co Ltd A Shares (China)	14,170	243,030
China Greatwall Technology Group Co Ltd A Shares (China) (c)	81,500	170,432
GRG Banking Equipment Co Ltd A Shares (China)	61,100	112,026
Huaqin Technology Co Ltd A Shares (China)	18,000	205,186
IEIT Systems Co Ltd A Shares (China)	37,312	287,713
Lenovo Group Ltd	3,520,000	4,513,520
Ninestar Corp A Shares (China) (c)	40,000	130,462
Shenzhen Transsion Holdings Co Ltd A Shares (China)	28,922	305,218
Xiaomi Corp B Shares (c)(d)(e)	7,458,600	50,181,102
		56,148,689
TOTAL INFORMATION TECHNOLOGY		96,105,776

Materials - 0.3%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd A Shares (China)	41,320	206,092
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	46,520	121,657
Hengli Petrochemical Co Ltd A Shares (China)	173,900	372,598
Hoshine Silicon Industry Co Ltd A Shares (China)	21,400	156,269
Huafon Chemical Co Ltd A Shares (China)	114,300	118,971
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	208,300	154,109
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (c)	161,300	199,739
Jiangsu Yoke Technology Co Ltd A Shares (China)	11,300	86,352
LB Group Co Ltd A Shares (China)	56,100	132,556
Meihua Holdings Group Co Ltd A Shares (China)	86,700	135,363
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	186,700	402,334
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	129,100	322,826
Rongsheng Petrochemical Co Ltd A Shares (China)	246,450	312,324
Satellite Chemical Co Ltd A Shares (China)	85,099	229,784
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	51,220	170,295
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	52,980	128,636
Tianqi Lithium Corp A Shares (China) (c)	35,900	189,993
Wanhua Chemical Group Co Ltd A Shares (China)	79,200	683,770
Yunnan Energy New Material Co Ltd A Shares (China) (c)	28,700	117,568
Yunnan Yuntianhua Co Ltd A Shares (China)	44,400	151,770
Zangge Mining Co Ltd A Shares (China)	39,300	250,284
Zhejiang Juhua Co Ltd A Shares (China)	67,800	251,258
Zhejiang Longsheng Group Co Ltd A Shares (China)	77,500	113,805
Zhejiang NHU Co Ltd A Shares (China)	74,580	231,711
		5,240,064
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	66,200	216,323
Anhui Conch Cement Co Ltd H Shares	572,500	1,657,463
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	25,200	42,080
China Jushi Co Ltd A Shares (China)	110,322	189,470
China National Building Material Co Ltd H Shares	1,585,000	942,987
		3,048,323
Metals & Mining - 0.3%
Aluminum Corp of China Ltd A Shares (China)	638,400	655,730
Aluminum Corp of China Ltd H Shares	1,322,000	1,044,865
Baoshan Iron & Steel Co Ltd A Shares (China)	556,100	566,351
Chifeng Jilong Gold Mining Co A Shares (China)	44,200	140,430
China Hongqiao Group Ltd	1,233,000	3,252,529
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	91,500	476,181
China Oriental Group Co Ltd	107	26
China Rare Earth Resources And Technology Co Ltd A Shares (China) (c)	26,600	156,245
Citic Pacific Special Steel Group Co Ltd A Shares (China)	80,400	144,165
CMOC Group Ltd A Shares (China)	463,700	574,292
CMOC Group Ltd H Shares	1,638,000	1,859,349
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	55,800	136,711
Huaibei Mining Holdings Co Ltd A Shares (China)	62,600	106,691
Hunan Valin Steel Co Ltd A Shares (China)	171,800	134,843
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,122,100	418,690
Jiangxi Copper Co Ltd A Shares (China)	62,700	195,129
Jiangxi Copper Co Ltd H Shares	461,000	921,414
Jinduicheng Molybdenum Co Ltd A Shares (China) (c)	90,700	161,877
MMG Ltd (c)	1,820,000	884,922
Nanjing Iron & Steel Co Ltd A Shares (China)	148,800	93,845
Shandong Gold Mining Co Ltd A Shares (China)	115,932	472,480
Shandong Gold Mining Co Ltd H Shares (b)(d)(e)	303,500	938,548
Shandong Nanshan Aluminum Co Ltd A Shares (China)	279,500	152,149
Shanjin International Gold Co Ltd A Shares (China)	69,440	173,559
Tianshan Aluminum Group Co Ltd A Shares (China)	115,800	146,246
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	331,100	159,476
Western Mining Co Ltd A Shares (China)	57,700	133,525
Western Superconducting Technologies Co Ltd A Shares (China)	18,859	142,554
Xiamen Tungsten Co Ltd A Shares (China)	53,400	171,871
Yunnan Aluminium Co Ltd A Shares (China)	87,300	187,851
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	114,300	86,575
Zhaojin Mining Industry Co Ltd H Shares (b)	756,000	1,877,322
Zhongjin Gold Corp Ltd A Shares (China)	120,500	239,489
Zijin Mining Group Co Ltd A Shares (China)	512,300	1,357,608
Zijin Mining Group Co Ltd H Shares	2,510,000	6,655,666
		24,819,204
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	62,700	121,116
TOTAL MATERIALS		33,228,707

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	307,232	619,827
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	220,900	266,588
China Overseas Land & Investment Ltd	1,680,000	2,905,559
China Resources Land Ltd	1,402,134	5,141,580
China Resources Mixc Lifestyle Services Ltd (d)(e)	294,800	1,369,011
China Vanke Co Ltd A Shares (China) (c)	198,600	177,292
China Vanke Co Ltd H Shares (b)(c)	1,021,300	648,001
Hainan Airport Infrastructure Co Ltd A Shares (China)	330,400	179,789
KE Holdings Inc A Shares (b)	910,234	5,567,015
Longfor Group Holdings Ltd (d)(e)	898,687	1,118,559
Poly Developments and Holdings Group Co Ltd A Shares (China) (c)	309,500	342,498
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	37,400	166,936
Wharf Holdings Ltd/The	459,000	1,305,394
Youngor Fashion Co Ltd A Shares (China)	112,893	115,076
		19,923,125
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	215,500	901,666
China Gas Holdings Ltd	1,167,200	1,226,026
China Resources Gas Group Ltd	397,300	1,005,688
ENN Energy Holdings Ltd	346,500	2,823,983
ENN Natural Gas Co Ltd A Shares (China)	62,200	159,162
Kunlun Energy Co Ltd	1,672,000	1,610,723
		7,727,248
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	592,800	302,696
CGN Power Co Ltd H Shares (d)(e)	4,216,000	1,583,835
China Longyuan Power Group Corp Ltd H Shares	1,380,000	1,244,403
China National Nuclear Power Co Ltd A Shares (China)	511,300	652,295
China Power International Development Ltd	1,847,248	724,113
China Resources Power Holdings Co Ltd	912,523	2,261,314
China Three Gorges Renewables Group Co Ltd A Shares (China)	731,600	439,839
China Yangtze Power Co Ltd A Shares (China)	650,030	2,514,171
Datang International Power Generation Co Ltd A Shares (China)	324,200	153,157
GD Power Development Co Ltd A Shares (China)	445,100	282,969
Hanergy Mobile Energy Holding Group Co Ltd (c)(f)	576,000	1
Huadian Power International Corp Ltd A Shares (China)	21,700	15,974
Huadian Power International Corp Ltd H Shares	296,000	159,354
Huaneng Lancang River Hydropower Inc A Shares (China)	152,600	196,790
Huaneng Power International Inc A Shares (China)	309,900	315,271
Huaneng Power International Inc H Shares	1,676,000	1,137,712
SDIC Power Holdings Co Ltd A Shares (China)	202,600	443,035
Shenergy Co Ltd A Shares (China)	114,200	129,479
Sichuan Chuantou Energy Co Ltd A Shares (China)	134,836	291,884
Wintime Energy Group Co Ltd A Shares (China)	564,400	111,814
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	268,600	193,478
		13,153,584
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	1,724,000	589,997
Guangdong Investment Ltd	1,262,000	1,123,294
		1,713,291
TOTAL UTILITIES		22,594,123

TOTAL CHINA		1,177,394,102
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	108,872	1,417,557
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	190,011	953,291
TOTAL COLOMBIA		2,370,848
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	324,671	2,532,977
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	33,338	1,592,672
Moneta Money Bank AS (d)(e)	109,257	761,887
		2,354,559
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	70,323	4,081,115
TOTAL CZECH REPUBLIC		6,435,674
DENMARK - 1.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	35,736	5,930,731
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	41,513	5,175,314
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	300,177	11,955,221
Insurance - 0.0%
Tryg A/S	147,631	3,563,954
TOTAL FINANCIALS		15,519,175

Health Care - 0.7%
Biotechnology - 0.0%
Genmab A/S (c)	27,946	6,016,702
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	55,005	5,023,719
Demant A/S (c)	36,657	1,395,496
		6,419,215
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	1,403,000	65,250,731
TOTAL HEALTH CARE		77,686,648

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	89,022	19,948,496
Building Products - 0.0%
ROCKWOOL A/S Series B	41,317	1,809,148
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	440,458	8,041,922
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,253	2,467,399
AP Moller - Maersk A/S Series B	1,871	3,694,779
		6,162,178
TOTAL INDUSTRIALS		35,961,744

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	153,533	9,994,932
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	73,335	3,456,389
TOTAL DENMARK		153,724,933
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	579,410	405,002
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,007,249	1,951,455
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	309,945	340,129
TOTAL EGYPT		2,696,586
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	62,232	3,207,225
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	119,043	2,592,054
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	184,555	2,912,766
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,366,917	19,945,766
Insurance - 0.1%
Sampo Oyj A Shares	1,053,926	11,325,003
TOTAL FINANCIALS		31,270,769

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	47,208	3,787,326
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	147,978	9,108,982
Metso Oyj	271,183	3,424,330
Wartsila OYJ Abp	219,222	6,064,270
		18,597,582
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,321,576	9,505,985
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	254,452	2,623,298
UPM-Kymmene Oyj	233,399	6,049,185
		8,672,483
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	195,254	3,585,236
TOTAL FINLAND		84,131,426
FRANCE - 5.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	811,234	12,339,746
Entertainment - 0.0%
Bollore SE	311,307	1,799,410
Media - 0.1%
Publicis Groupe SA	99,793	9,119,260
TOTAL COMMUNICATION SERVICES		23,258,416

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	292,270	10,397,946
Automobiles - 0.0%
Renault SA	83,860	3,130,381
Hotels, Restaurants & Leisure - 0.1%
Accor SA	85,423	4,353,668
FDJ UNITED	48,525	1,516,215
Sodexo SA	36,382	2,163,765
Sodexo SA	2,224	132,739
		8,166,387
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	13,793	33,857,970
Kering SA	32,463	7,971,143
LVMH Moet Hennessy Louis Vuitton SE	119,834	64,328,338
		106,157,451
TOTAL CONSUMER DISCRETIONARY		127,852,165

Consumer Staples - 0.6%
Beverages - 0.0%
Pernod Ricard SA	87,905	9,064,661
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	236,798	3,393,557
Food Products - 0.2%
Danone SA	281,190	23,011,723
Personal Care Products - 0.4%
L'Oreal SA	75,042	33,204,851
L'Oreal SA	25,300	11,194,834
L'Oreal SA	4,395	1,944,715
		46,344,400
TOTAL CONSUMER STAPLES		81,814,341

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	889,645	52,903,188
Financials - 0.8%
Banks - 0.5%
BNP Paribas SA	443,203	40,410,488
Credit Agricole SA	460,448	8,474,330
Societe Generale SA Series A	313,676	20,021,492
		68,906,310
Capital Markets - 0.0%
Amundi SA (d)(e)	26,921	1,998,482
Financial Services - 0.0%
Edenred SE	105,430	3,022,356
Eurazeo SE	17,231	1,015,646
		4,038,002
Insurance - 0.3%
AXA SA	771,354	37,464,051
TOTAL FINANCIALS		112,406,845

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
BioMerieux	18,069	2,594,039
EssilorLuxottica SA	129,528	38,521,203
		41,115,242
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	12,709	2,552,618
Pharmaceuticals - 0.0%
Ipsen SA	16,506	1,953,360
TOTAL HEALTH CARE		45,621,220

Industrials - 1.6%
Aerospace & Defense - 1.0%
Airbus SE	258,847	52,042,524
Dassault Aviation SA	8,545	2,656,323
Safran SA	156,852	51,722,172
Thales SA	40,376	10,860,901
		117,281,920
Building Products - 0.2%
Cie de Saint-Gobain SA	195,711	22,451,409
Construction & Engineering - 0.3%
Bouygues SA	82,515	3,404,105
Eiffage SA	29,899	4,014,305
Vinci SA	215,491	29,933,615
		37,352,025
Electrical Equipment - 0.1%
Legrand SA	114,397	16,897,221
Machinery - 0.0%
Alstom SA (c)	150,958	3,540,923
Professional Services - 0.0%
Bureau Veritas SA	138,696	4,279,888
Teleperformance SE	23,559	2,304,628
		6,584,516
Trading Companies & Distributors - 0.0%
Rexel SA	97,729	2,964,422
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	15,138	1,838,111
Getlink SE Series A	132,084	2,396,675
		4,234,786
TOTAL INDUSTRIALS		211,307,222

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	70,944	10,561,893
Software - 0.1%
Dassault Systemes SE	291,940	9,590,596
TOTAL INFORMATION TECHNOLOGY		20,152,489

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	181,521	35,711,820
Air Liquide SA	60,830	11,967,486
Arkema SA	25,082	1,714,552
		49,393,858
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	23,923	1,554,787
Office REITs - 0.0%
Gecina SA	20,068	1,974,118
Retail REITs - 0.1%
Klepierre SA	92,936	3,559,325
Unibail-Rodamco-Westfield unit	52,881	5,144,047
		8,703,372
TOTAL REAL ESTATE		12,232,277

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	591,793	13,302,464
Engie SA	202,100	4,542,852
Veolia Environnement SA	273,746	9,277,002
		27,122,318
TOTAL FRANCE		764,064,339
GERMANY - 6.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	1,520,410	54,530,907
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	27,274	3,089,165
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	32,675	4,377,695
TOTAL COMMUNICATION SERVICES		61,997,767

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	47,985	4,117,988
Automobiles - 0.3%
Bayerische Motoren Werke AG	126,424	12,101,793
Mercedes-Benz Group AG	314,618	17,813,759
		29,915,552
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	98,156	2,881,042
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	74,539	14,294,990
TOTAL CONSUMER DISCRETIONARY		51,209,572

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	44,954	3,196,695
Personal Care Products - 0.0%
Beiersdorf AG	43,295	5,379,935
TOTAL CONSUMER STAPLES		8,576,630

Financials - 1.4%
Banks - 0.1%
Commerzbank AG	387,018	14,150,945
Capital Markets - 0.4%
Deutsche Bank AG	806,158	26,665,838
Deutsche Boerse AG	82,012	23,733,241
		50,399,079
Insurance - 0.9%
Allianz SE	168,139	66,444,843
Hannover Rueck SE	26,259	7,983,148
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	58,262	38,142,444
Talanx AG	28,094	3,738,297
		116,308,732
TOTAL FINANCIALS		180,858,756

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	147,399	7,939,300
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	95,889	4,863,629
Fresenius SE & Co KGaA	183,963	8,813,222
		13,676,851
Pharmaceuticals - 0.2%
Bayer AG	428,185	13,317,306
Merck KGaA	56,365	7,044,749
		20,362,055
TOTAL HEALTH CARE		41,978,206

Industrials - 1.6%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	23,453	10,122,357
Rheinmetall AG	19,475	38,550,731
		48,673,088
Air Freight & Logistics - 0.1%
Deutsche Post AG	418,286	18,741,614
Electrical Equipment - 0.3%
Siemens Energy AG (c)	296,011	34,271,791
Industrial Conglomerates - 0.7%
Siemens AG	331,057	84,321,335
Machinery - 0.1%
Daimler Truck Holding AG	207,028	10,119,031
Gea Group Ag	63,988	4,607,758
Knorr-Bremse AG	31,704	3,178,466
Rational AG	2,249	1,743,977
		19,649,232
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	262,666	2,261,347
Trading Companies & Distributors - 0.0%
Brenntag SE	53,724	3,343,838
TOTAL INDUSTRIALS		211,262,245

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	569,287	22,363,394
Software - 1.0%
Nemetschek SE	25,201	3,770,355
SAP SE	454,850	130,066,995
		133,837,350
TOTAL INFORMATION TECHNOLOGY		156,200,744

Materials - 0.3%
Chemicals - 0.2%
BASF SE	389,047	19,066,966
Covestro AG	78,379	5,313,100
Evonik Industries AG	112,620	2,245,278
Symrise AG	57,964	5,254,280
		31,879,624
Construction Materials - 0.1%
Heidelberg Materials AG	58,303	13,450,196
TOTAL MATERIALS		45,329,820

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	32,529	2,589,266
Vonovia SE	322,670	10,045,342
		12,634,608
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	275,471	11,301,264
Multi-Utilities - 0.1%
E.ON SE	976,724	17,818,621
TOTAL UTILITIES		29,119,885

TOTAL GERMANY		799,168,233
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	70,899	1,286,467
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	80,603	1,808,408
Specialty Retail - 0.0%
FF Group (c)(f)	5,453	0
JUMBO SA	49,804	1,684,629
		1,684,629
TOTAL CONSUMER DISCRETIONARY		3,493,037

Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	923,200	3,455,661
Eurobank Ergasias Services and Holdings SA	1,120,908	4,114,142
National Bank of Greece SA	378,549	5,309,282
Piraeus Financial Holdings SA	463,222	3,561,917
		16,441,002
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	43,644	2,409,640
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	79,144	1,287,048
TOTAL GREECE		24,917,194
HONG KONG - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,660,557	2,614,675
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	3,639,946	3,644,090
Financials - 0.8%
Banks - 0.0%
Hang Seng Bank Ltd	328,350	4,782,977
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	26,864	4,128,460
Hong Kong Exchanges & Clearing Ltd	524,702	28,396,249
		32,524,709
Insurance - 0.5%
AIA Group Ltd	4,659,495	43,445,934
Prudential PLC	1,136,283	14,415,098
		57,861,032
TOTAL FINANCIALS		95,168,718

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	4,510,250	4,319,472
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (c)	1,021,400	1,343,606
Ground Transportation - 0.0%
MTR Corp Ltd	674,318	2,425,704
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	69,919	3,796,699
Swire Pacific Ltd A Shares	152,504	1,378,535
		5,175,234
Machinery - 0.1%
Techtronic Industries Co Ltd	639,347	7,645,090
Marine Transportation - 0.0%
Orient Overseas International Ltd	56,500	1,016,564
TOTAL INDUSTRIALS		17,606,198

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	839,971	3,848,917
Henderson Land Development Co Ltd (b)	635,059	2,222,247
Hongkong Land Holdings Ltd (Singapore)	480,767	2,904,185
Jinmao Property Services Co Ltd (e)	316	126
Sino Land Co Ltd	1,584,587	1,826,553
Sun Hung Kai Properties Ltd	631,562	7,501,362
Wharf Real Estate Investment Co Ltd	730,654	2,319,690
		20,623,080
Retail REITs - 0.0%
Link REIT	1,133,085	6,313,272
TOTAL REAL ESTATE		26,936,352

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	275,136	1,937,780
CLP Holdings Ltd	715,108	6,206,980
Power Assets Holdings Ltd	604,354	3,979,126
		12,123,886
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	4,880,468	4,356,126
TOTAL UTILITIES		16,480,012

TOTAL HONG KONG		166,769,517
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	178,148	1,550,278
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	97,444	7,923,716
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	61,192	1,836,704
TOTAL HUNGARY		11,310,698
INDIA - 4.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	577,475	2,383,590
Tata Communications Ltd	48,795	958,152
		3,341,742
Interactive Media & Services - 0.0%
Info Edge India Ltd	155,896	2,463,876
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,118,062	24,360,187
Vodafone Idea Ltd (c)	11,612,704	912,525
		25,272,712
TOTAL COMMUNICATION SERVICES		31,078,330

Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Balkrishna Industries Ltd	33,099	1,008,057
Bharat Forge Ltd	114,620	1,526,900
Bosch Ltd	3,156	1,452,332
MRF Ltd	1,026	1,727,949
Samvardhana Motherson International Ltd	2,087,264	2,299,310
Sona Blw Precision Forgings Ltd (d)(e)	186,599	951,367
Tube Investments of India Ltd	45,634	1,474,523
		10,440,438
Automobiles - 0.3%
Bajaj Auto Ltd	29,357	2,675,176
Eicher Motors Ltd	59,884	3,729,348
Hero MotoCorp Ltd	52,713	2,555,758
Hyundai Motor India Ltd	71,106	1,745,055
Mahindra & Mahindra Ltd	406,472	14,819,940
Maruti Suzuki India Ltd	54,831	7,871,664
Tata Motors Ltd	883,467	6,683,577
TVS Motor Co Ltd	103,828	3,309,911
		43,390,429
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	2,103,335	7,347,188
Indian Hotels Co Ltd/The	372,975	3,139,817
Jubilant Foodworks Ltd	155,359	1,158,562
		11,645,567
Household Durables - 0.0%
Dixon Technologies India Ltd (e)	15,788	3,019,115
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (c)	505,186	1,206,264
Trent Ltd	79,082	4,514,740
		5,721,004
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	176,776	1,193,056
Page Industries Ltd	2,703	1,504,114
Titan Co Ltd	154,905	5,901,749
		8,598,919
TOTAL CONSUMER DISCRETIONARY		82,815,472

Consumer Staples - 0.3%
Beverages - 0.0%
United Spirits Ltd	127,062	1,941,602
Varun Beverages Ltd	590,209	3,510,816
		5,452,418
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	71,015	3,451,503
Food Products - 0.1%
Britannia Industries Ltd	47,434	3,123,613
Marico Ltd	225,942	1,827,087
Nestle India Ltd	147,652	3,783,134
Tata Consumer Products Ltd	259,878	3,176,131
		11,909,965
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	60,063	1,537,092
Dabur India Ltd	227,623	1,372,632
Godrej Consumer Products Ltd	179,269	2,570,801
Hindustan Unilever Ltd	358,669	10,309,687
		15,790,212
Tobacco - 0.0%
ITC Ltd	1,311,159	6,154,224
TOTAL CONSUMER STAPLES		42,758,322

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	663,597	2,481,952
Coal India Ltd	807,027	3,454,175
Hindustan Petroleum Corp Ltd	418,436	1,988,376
Indian Oil Corp Ltd (c)	1,234,489	2,041,173
Oil & Natural Gas Corp Ltd	1,373,270	3,765,638
Oil India Ltd	208,666	1,044,680
Petronet LNG Ltd	320,363	1,051,198
Reliance Industries Ltd	2,652,723	41,929,140
		57,756,332
Financials - 1.5%
Banks - 1.1%
AU Small Finance Bank Ltd (d)(e)	156,258	1,317,764
Axis Bank Ltd	998,862	12,140,687
Bank of Baroda	442,222	1,195,948
Canara Bank	773,730	942,421
HDFC Bank Ltd/Gandhinagar	2,466,520	56,651,136
ICICI Bank Ltd	2,295,867	38,694,053
IDFC First Bank Ltd	1,534,351	1,199,835
IndusInd Bank Ltd (c)	251,659	2,285,164
Kotak Mahindra Bank Ltd	476,491	10,744,737
Punjab National Bank	981,809	1,175,192
State Bank of India	777,531	7,050,830
Union Bank of India Ltd	653,095	970,754
Yes Bank Ltd (c)	6,041,231	1,300,330
		135,668,851
Capital Markets - 0.0%
BSE Ltd	86,817	2,392,379
HDFC Asset Management Co Ltd (d)(e)	42,202	2,714,542
		5,106,921
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,214,395	12,163,348
Cholamandalam Investment and Finance Co Ltd	183,324	3,007,925
Muthoot Finance Ltd	51,596	1,535,775
SBI Cards & Payment Services Ltd	123,085	1,133,955
Shriram Finance Ltd	614,751	4,406,690
Sundaram Finance Ltd	28,871	1,536,965
		23,784,658
Financial Services - 0.1%
Bajaj Finserv Ltd	167,008	3,698,656
Bajaj Holdings & Investment Ltd	11,657	1,852,522
Jio Financial Services Ltd (c)	1,247,954	4,670,772
Power Finance Corp Ltd	648,979	3,023,496
REC Ltd	575,900	2,583,588
		15,829,034
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	424,148	3,647,494
ICICI Lombard General Insurance Co Ltd (d)(e)	106,401	2,337,024
ICICI Prudential Life Insurance Co Ltd (d)(e)	158,547	1,112,810
PB Fintech Ltd (c)	150,366	3,088,314
SBI Life Insurance Co Ltd (d)(e)	196,982	4,124,500
		14,310,142
TOTAL FINANCIALS		194,699,606

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	43,982	3,752,945
Max Healthcare Institute Ltd	339,104	4,815,204
		8,568,149
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	52,012	3,898,243
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	17,911	1,027,092
Aurobindo Pharma Ltd (c)	111,876	1,447,715
Cipla Ltd/India	247,346	4,371,940
Dr Reddy's Laboratories Ltd	255,519	3,689,722
Lupin Ltd	100,134	2,190,529
Mankind Pharma Ltd (c)	54,182	1,582,157
Sun Pharmaceutical Industries Ltd	418,477	8,133,829
Torrent Pharmaceuticals Ltd	52,003	2,215,442
Zydus Lifesciences Ltd	107,644	1,186,473
		25,844,899
TOTAL HEALTH CARE		38,311,291

Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,593,768	6,929,758
Hindustan Aeronautics Ltd (e)	87,547	4,509,571
		11,439,329
Building Products - 0.0%
Astral Ltd	51,809	827,046
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	102,585	846,413
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	293,605	12,152,677
Rail Vikas Nigam Ltd (e)	223,573	882,336
Voltas Ltd	99,284	1,499,814
		14,534,827
Electrical Equipment - 0.1%
ABB India Ltd	22,735	1,424,848
Bharat Heavy Electricals Ltd	448,057	1,213,198
CG Power & Industrial Solutions Ltd	269,165	2,022,732
Havells India Ltd	110,882	1,895,463
Polycab India Ltd	23,125	1,793,709
Suzlon Energy Ltd (c)	4,186,972	2,923,718
		11,273,668
Ground Transportation - 0.0%
Container Corp Of India Ltd	129,851	854,306
Industrial Conglomerates - 0.0%
Siemens Ltd	38,182	1,315,785
Machinery - 0.0%
Ashok Leyland Ltd	1,275,096	1,753,822
Cummins India Ltd	60,712	2,454,154
Thermax Limited	17,879	802,180
		5,010,156
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)(e)	82,711	5,555,377
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	70,832	1,957,410
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	235,812	3,681,138
GMR Airports Ltd (c)	1,128,430	1,152,772
		4,833,910
TOTAL INDUSTRIALS		58,448,227

Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	414,006	6,907,460
Infosys Ltd	1,447,631	24,640,953
LTIMindtree Ltd (d)(e)	32,446	1,878,485
Mphasis Ltd	45,993	1,453,402
Persistent Systems Ltd	47,634	2,786,171
Tata Consultancy Services Ltd	394,090	13,602,449
Tech Mahindra Ltd	235,206	3,905,436
Wipro Ltd	1,142,603	3,216,857
		58,391,213
Software - 0.0%
Oracle Financial Services Software Ltd	9,284	892,097
Tata Elxsi Ltd	14,641	1,015,254
		1,907,351
TOTAL INFORMATION TECHNOLOGY		60,298,564

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	167,910	4,587,152
Coromandel International Ltd	50,930	1,558,706
PI Industries Ltd	33,441	1,619,833
Pidilite Industries Ltd	66,369	2,172,104
Solar Industries India Ltd	11,862	1,918,656
SRF Ltd	58,507	2,025,931
Supreme Industries Ltd	27,236	1,332,516
UPL Ltd	177,114	1,418,193
UPL Ltd	22,352	131,204
		16,764,295
Construction Materials - 0.1%
Ambuja Cements Ltd	271,995	1,832,913
Grasim Industries Ltd	119,047	3,722,639
Shree Cement Ltd	3,972	1,393,556
UltraTech Cement Ltd	51,415	7,164,867
		14,113,975
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	77,389	1,409,543
Hindalco Industries Ltd	588,382	4,558,947
Jindal Stainless Ltd	141,353	1,116,798
Jindal Steel & Power Ltd	178,812	1,962,036
JSW Steel Ltd	266,932	3,186,906
NMDC Ltd	1,319,761	1,061,665
Tata Steel Ltd	3,269,057	5,875,720
Vedanta Ltd	598,068	2,890,771
		22,062,386
TOTAL MATERIALS		52,940,656

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	324,477	2,888,271
Godrej Properties Ltd (c)	66,041	1,576,027
Lodha Developers Ltd (d)(e)	130,750	1,829,757
Oberoi Realty Ltd	54,475	1,009,328
Phoenix Mills Ltd/The	84,249	1,423,003
Prestige Estates Projects Ltd	73,826	1,365,183
		10,091,569
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	2,028,084	6,710,139
Tata Power Co Ltd/The	700,745	3,167,994
Torrent Power Ltd	75,522	1,122,432
		11,000,565
Gas Utilities - 0.0%
GAIL India Ltd	1,007,260	2,030,781
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (c)	253,980	1,693,987
JSW Energy Ltd	187,044	1,095,413
NHPC Ltd	1,286,679	1,215,306
NTPC Ltd	1,904,306	7,233,666
		11,238,372
TOTAL UTILITIES		24,269,718

TOTAL INDIA		653,468,087
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	21,731,400	3,815,924
Media - 0.0%
Surya Citra Media Tbk PT	20	0
TOTAL COMMUNICATION SERVICES		3,815,924

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (c)	383,194,212	1,505,819
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	8,017,500	1,126,873
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,166,600	946,416
Indofood CBP Sukses Makmur Tbk PT	1,001,000	594,623
Indofood Sukses Makmur Tbk PT	1,882,600	972,092
		2,513,131
TOTAL CONSUMER STAPLES		3,640,004

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	5,273,100	591,101
United Tractors Tbk PT	639,100	936,485
		1,527,586
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	24,229,400	12,143,669
Bank Mandiri Persero Tbk PT	16,312,400	4,440,740
Bank Negara Indonesia Persero Tbk PT	6,399,800	1,552,007
Bank Rakyat Indonesia Persero Tbk PT	29,787,354	6,670,301
		24,806,717
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	9,050,300	782,762
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	8,914,000	2,755,501
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (c)	10,051,847	1,599,517
Chandra Asri Pacific Tbk PT	3,777,100	2,123,539
		3,723,056
Metals & Mining - 0.0%
Amman Mineral Internasional PT (c)	2,800,800	1,427,616
TOTAL MATERIALS		5,150,672

TOTAL INDONESIA		43,984,985
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	72,011	6,668,822
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	912,714	7,200,087
Bank of Ireland Group PLC	429,357	5,784,240
		12,984,327
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	67,555	5,600,862
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	80,171	8,598,340
TOTAL INDUSTRIALS		14,199,202

TOTAL IRELAND		33,852,351
ISRAEL - 0.5%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	546,374	10,292,558
Bank Leumi Le-Israel BM	652,959	12,121,660
Israel Discount Bank Ltd Class A	535,869	5,143,547
Mizrahi Tefahot Bank Ltd	67,767	4,198,785
		31,756,550
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	499,913	7,723,656
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	11,687	5,393,894
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (c)	23,146	3,148,550
Software - 0.1%
Check Point Software Technologies Ltd (c)	37,778	7,034,264
Nice Ltd (c)	27,295	4,283,774
Nice Ltd ADR (b)(c)	275	42,914
		11,360,952
TOTAL INFORMATION TECHNOLOGY		14,509,502

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	338,250	2,115,680
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	18,594	1,836,194
TOTAL ISRAEL		63,335,476
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	119,965	1,418,326
Telecom Italia SpA/Milano (c)	2,900,630	1,336,327
Telecom Italia SpA/Milano (c)	1,667,908	860,535
		3,615,188
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	54,910	24,144,167
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	102,001	5,463,982
TOTAL CONSUMER DISCRETIONARY		29,608,149

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	94,745	4,937,432
Davide Campari-Milano NV (b)	269,537	1,864,029
		6,801,461
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	959,058	16,368,581
Financials - 1.1%
Banks - 0.9%
Banco BPM SpA	495,067	6,327,669
BPER Banca SPA	637,100	6,278,877
FinecoBank Banca Fineco SpA	266,794	5,699,591
Intesa Sanpaolo SpA	6,588,982	39,700,375
Mediobanca Banca di Credito Finanziario SpA	217,955	4,810,443
UniCredit SpA	610,623	44,925,882
		107,742,837
Financial Services - 0.0%
Banca Mediolanum SpA	95,936	1,696,974
Nexi SpA (d)(e)	211,182	1,207,414
		2,904,388
Insurance - 0.2%
Generali	375,854	14,034,412
Poste Italiane Spa (d)(e)	198,608	4,298,445
Unipol Assicurazioni SpA	156,289	3,141,759
		21,474,616
TOTAL FINANCIALS		132,121,841

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	9,593	938,203
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	50,304	2,893,309
TOTAL HEALTH CARE		3,831,512

Industrials - 0.2%
Aerospace & Defense - 0.0%
Leonardo SpA	176,350	9,505,820
Electrical Equipment - 0.1%
Prysmian SpA	122,709	9,799,972
Passenger Airlines - 0.1%
Ryanair Holdings PLC	370,738	10,900,699
TOTAL INDUSTRIALS		30,206,491

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	3,540,244	31,218,910
Terna - Rete Elettrica Nazionale	612,609	5,908,873
		37,127,783
Gas Utilities - 0.0%
Snam SpA	876,687	5,076,411
TOTAL UTILITIES		42,204,194

TOTAL ITALY		264,757,417
JAPAN - 13.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
NTT Inc	13,004,925	13,133,174
Entertainment - 0.4%
Capcom Co Ltd	150,948	3,842,492
Konami Group Corp	43,792	5,945,150
Nexon Co Ltd	143,479	2,625,385
Nintendo Co Ltd	480,810	40,185,595
Toho Co Ltd/Tokyo	48,813	3,079,770
		55,678,392
Interactive Media & Services - 0.0%
LY Corp	1,245,396	4,552,129
Media - 0.0%
Dentsu Group Inc	85,514	1,686,388
Wireless Telecommunication Services - 0.6%
KDDI Corp	1,336,774	21,938,622
SoftBank Corp	12,468,290	18,014,648
SoftBank Group Corp	416,342	31,791,441
		71,744,711
TOTAL COMMUNICATION SERVICES		146,794,794

Consumer Discretionary - 2.2%
Automobile Components - 0.2%
Aisin Corp	229,486	3,171,501
Bridgestone Corp	248,620	10,056,729
Denso Corp	824,200	11,182,273
Sumitomo Electric Industries Ltd	311,332	7,725,610
		32,136,113
Automobiles - 0.9%
Honda Motor Co Ltd	1,839,827	19,047,554
Isuzu Motors Ltd	233,845	2,996,961
Nissan Motor Co Ltd (b)(c)	972,471	2,061,931
Subaru Corp	255,605	4,702,064
Suzuki Motor Corp	684,656	7,522,708
Toyota Motor Corp	4,127,765	73,423,070
Yamaha Motor Co Ltd (b)	403,634	2,919,415
		112,673,703
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	166,108	5,557,354
Rakuten Group Inc (c)	659,450	3,336,630
		8,893,984
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	470,585	9,689,591
Zensho Holdings Co Ltd	42,000	2,210,186
		11,899,777
Household Durables - 0.6%
Panasonic Holdings Corp	1,015,580	9,606,696
Sekisui House Ltd	260,108	5,456,240
Sony Group Corp	2,678,910	64,436,672
		79,499,608
Leisure Products - 0.1%
Bandai Namco Holdings Inc	258,894	8,371,836
Shimano Inc	33,074	3,618,162
		11,989,998
Specialty Retail - 0.3%
Fast Retailing Co Ltd	83,174	25,370,543
Nitori Holdings Co Ltd	34,980	2,962,345
Sanrio Co Ltd	78,000	3,200,510
ZOZO Inc	177,721	1,759,326
		33,292,724
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	288,039	6,771,593
TOTAL CONSUMER DISCRETIONARY		297,157,500

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	628,447	7,972,529
Kirin Holdings Co Ltd	337,208	4,443,617
Suntory Beverage & Food Ltd	60,437	1,824,939
		14,241,085
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	323,342	10,328,468
Kobe Bussan Co Ltd	65,721	1,750,106
MatsukiyoCocokara & Co	145,000	2,977,530
Seven & i Holdings Co Ltd	964,320	12,712,818
		27,768,922
Food Products - 0.1%
Ajinomoto Co Inc	394,322	10,432,356
Kikkoman Corp	296,765	2,607,070
MEIJI Holdings Co Ltd	105,026	2,123,729
Nissin Foods Holdings Co Ltd	86,389	1,638,637
Yakult Honsha Co Ltd	112,354	1,807,499
		18,609,291
Household Products - 0.0%
Unicharm Corp	487,991	3,375,506
Personal Care Products - 0.1%
Kao Corp	203,105	9,139,010
Shiseido Co Ltd	174,794	2,841,369
		11,980,379
Tobacco - 0.1%
Japan Tobacco Inc	522,781	14,930,432
TOTAL CONSUMER STAPLES		90,905,615

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	1,189,505	6,243,278
Idemitsu Kosan Co Ltd	355,725	2,286,820
Inpex Corp	383,606	5,462,074
		13,992,172
Financials - 2.2%
Banks - 1.3%
Chiba Bank Ltd/The	246,132	2,294,125
Concordia Financial Group Ltd	449,015	2,977,523
Japan Post Bank Co Ltd	783,866	8,748,961
Mitsubishi UFJ Financial Group Inc	4,993,057	68,818,149
Mizuho Financial Group Inc	1,040,114	30,508,272
Resona Holdings Inc	904,443	8,234,055
Sumitomo Mitsui Financial Group Inc	1,607,055	40,540,552
Sumitomo Mitsui Trust Group Inc	279,454	7,325,821
		169,447,458
Capital Markets - 0.2%
Daiwa Securities Group Inc	581,744	4,050,018
Japan Exchange Group Inc	433,016	4,231,598
Nomura Holdings Inc	1,308,706	8,645,702
SBI Holdings Inc	118,964	4,419,258
		21,346,576
Financial Services - 0.1%
Mitsubishi HC Capital Inc	381,199	2,817,683
ORIX Corp	506,196	11,370,703
		14,188,386
Insurance - 0.6%
Dai-ichi Life Holdings Inc	1,531,360	12,116,400
Japan Post Holdings Co Ltd	776,730	7,193,041
Japan Post Insurance Co Ltd	83,616	2,140,955
Ms&Ad Insurance Group Holdings Inc	560,211	11,969,514
Sompo Holdings Inc	388,237	11,447,965
T&D Holdings Inc	213,427	5,211,618
Tokio Marine Holdings Inc	800,263	32,132,900
		82,212,393
TOTAL FINANCIALS		287,194,813

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	150,670	19,008,949
Olympus Corp	496,748	5,934,675
Sysmex Corp	219,695	3,569,133
Terumo Corp	580,470	9,843,185
		38,355,942
Health Care Technology - 0.0%
M3 Inc	192,534	2,367,937
Pharmaceuticals - 0.6%
Astellas Pharma Inc	789,430	8,185,302
Chugai Pharmaceutical Co Ltd	292,560	14,024,434
Daiichi Sankyo Co Ltd	748,373	18,359,034
Eisai Co Ltd	114,748	3,218,151
Kyowa Kirin Co Ltd	103,463	1,766,074
Ono Pharmaceutical Co Ltd	163,665	1,830,229
Otsuka Holdings Co Ltd	192,485	9,164,155
Shionogi & Co Ltd	329,480	5,510,329
Takeda Pharmaceutical Co Ltd	692,946	19,035,082
		81,092,790
TOTAL HEALTH CARE		121,816,669

Industrials - 3.4%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	137,316	1,523,440
Building Products - 0.1%
Agc Inc	85,873	2,584,320
Daikin Industries Ltd	114,946	14,133,282
		16,717,602
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	171,376	2,639,100
Secom Co Ltd	182,812	6,565,373
TOPPAN Holdings Inc	104,258	2,809,570
		12,014,043
Construction & Engineering - 0.1%
Kajima Corp	184,044	4,610,424
Obayashi Corp	282,643	4,161,991
Taisei Corp	67,787	4,053,248
		12,825,663
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	58,925	2,929,646
Fujikura Ltd	109,700	7,446,702
Mitsubishi Electric Corp	828,996	18,645,982
NIDEC CORP	364,282	6,989,218
		36,011,548
Ground Transportation - 0.2%
Central Japan Railway Co	335,810	7,828,464
East Japan Railway Co	394,385	8,453,321
Hankyu Hanshin Holdings Inc	98,721	2,572,832
Tokyo Metro Co Ltd	124,300	1,339,375
Tokyu Corp	216,181	2,433,489
West Japan Railway Co	193,818	4,243,498
		26,870,979
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	7,622	2,049,241
Hitachi Ltd	1,995,280	61,056,871
Sekisui Chemical Co Ltd	164,752	2,857,645
		65,963,757
Machinery - 0.8%
Daifuku Co Ltd	140,703	3,562,067
FANUC Corp	412,050	11,470,220
Hoshizaki Corp	47,500	1,626,533
IHI Corp	64,000	7,126,834
Komatsu Ltd	393,263	12,670,108
Kubota Corp	426,525	4,783,158
Makita Corp	103,820	3,214,073
MINEBEA MITSUMI Inc	158,860	2,500,200
Mitsubishi Heavy Industries Ltd	1,396,210	33,336,465
SMC Corp	24,957	8,684,376
Toyota Industries Corp	70,942	7,586,015
		96,560,049
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	153,500	2,168,477
Mitsui OSK Lines Ltd	150,200	5,048,570
Nippon Yusen KK	190,753	6,689,670
		13,906,717
Passenger Airlines - 0.0%
ANA Holdings Inc	70,256	1,302,726
Japan Airlines Co Ltd	61,740	1,226,002
		2,528,728
Professional Services - 0.3%
Recruit Holdings Co Ltd	613,236	36,384,007
Trading Companies & Distributors - 0.9%
ITOCHU Corp	517,622	27,150,629
Marubeni Corp	614,729	12,585,808
Mitsubishi Corp	1,488,942	29,366,990
Mitsui & Co Ltd	1,075,208	21,887,626
MonotaRO Co Ltd	109,250	1,945,406
Sumitomo Corp	474,361	12,124,561
Toyota Tsusho Corp	277,433	6,358,303
		111,419,323
TOTAL INDUSTRIALS		432,725,856

Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	84,820	30,682,062
Kyocera Corp	560,768	6,619,515
Murata Manufacturing Co Ltd	728,398	10,841,538
Omron Corp	76,984	1,984,244
Shimadzu Corp	104,021	2,302,681
TDK Corp	848,020	10,331,378
Yokogawa Electric Corp	99,923	2,663,357
		65,424,775
IT Services - 0.4%
Fujitsu Ltd	766,740	16,702,600
NEC Corp	534,780	15,356,684
Nomura Research Institute Ltd	164,524	6,510,289
NTT Data Group Corp	122,100	3,184,121
Obic Co Ltd	140,945	5,018,006
Otsuka Corp	99,708	1,889,185
SCSK Corp	68,156	2,120,668
TIS Inc	92,620	2,954,756
		53,736,309
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp	333,848	22,200,605
Disco Corp	40,187	11,876,332
Lasertec Corp	34,974	3,523,587
Renesas Electronics Corp	734,067	8,928,503
SCREEN Holdings Co Ltd	35,700	2,784,953
Tokyo Electron Ltd	195,244	31,039,666
		80,353,646
Software - 0.0%
Oracle Corp Japan	16,538	1,788,492
Trend Micro Inc/Japan	55,230	3,367,841
		5,156,333
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	406,583	11,548,033
FUJIFILM Holdings Corp	487,659	10,115,135
Ricoh Co Ltd	236,462	2,073,415
		23,736,583
TOTAL INFORMATION TECHNOLOGY		228,407,646

Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	537,830	3,742,092
Mitsubishi Chemical Group Corp	594,962	3,240,624
Nippon Paint Holdings Co Ltd	413,510	3,505,549
Nippon Sanso Holdings Corp	75,647	2,677,415
Nitto Denko Corp	308,375	6,381,485
Shin-Etsu Chemical Co Ltd	785,045	22,591,176
Toray Industries Inc	604,853	4,137,109
		46,275,450
Metals & Mining - 0.1%
JFE Holdings Inc	251,242	2,907,640
Nippon Steel Corp	421,324	8,113,866
Sumitomo Metal Mining Co Ltd	107,928	2,373,908
		13,395,414
TOTAL MATERIALS		59,670,864

Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	3,327	3,051,951
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	25,565	2,617,286
Daiwa House Industry Co Ltd	243,759	8,058,899
Hulic Co Ltd	201,294	1,919,883
Mitsubishi Estate Co Ltd	463,167	8,671,611
Mitsui Fudosan Co Ltd	1,151,218	10,289,933
Sumitomo Realty & Development Co Ltd	134,808	4,924,424
		36,482,036
TOTAL REAL ESTATE		39,533,987

Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	280,444	3,430,039
Kansai Electric Power Co Inc/The	412,694	4,954,986
		8,385,025
Gas Utilities - 0.1%
Osaka Gas Co Ltd	157,875	3,994,450
Tokyo Gas Co Ltd	143,862	4,817,737
		8,812,187
TOTAL UTILITIES		17,197,212

TOTAL JAPAN		1,735,397,128
KOREA (SOUTH) - 3.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	91,496	957,281
Entertainment - 0.0%
HYBE Co Ltd	10,048	1,856,176
Krafton Inc (c)	12,549	2,936,755
		4,792,931
Interactive Media & Services - 0.2%
Kakao Corp	135,465	5,584,681
NAVER Corp	62,153	10,396,401
		15,981,082
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	23,013	923,874
TOTAL COMMUNICATION SERVICES		22,655,168

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	31,818	1,008,730
Hyundai Mobis Co Ltd	26,385	5,533,879
		6,542,609
Automobiles - 0.2%
Hyundai Motor Co	58,824	8,894,292
Kia Corp	104,108	7,571,313
		16,465,605
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	83,346	2,500,559
Hanjin Kal Corp	10,022	779,255
		3,279,814
Household Durables - 0.0%
Coway Co Ltd	23,823	1,846,786
LG Electronics Inc	46,754	2,572,056
		4,418,842
TOTAL CONSUMER DISCRETIONARY		30,706,870

Consumer Staples - 0.1%
Food Products - 0.0%
CJ CheilJedang Corp	3,544	634,269
Orion Corp/Republic of Korea	10,163	806,526
Samyang Foods Co Ltd	1,810	1,858,955
		3,299,750
Personal Care Products - 0.0%
Amorepacific Corp	12,546	1,201,614
LG H&H Co Ltd	3,719	837,879
		2,039,493
Tobacco - 0.1%
KT&G Corp	42,715	3,979,056
TOTAL CONSUMER STAPLES		9,318,299

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	18,982	1,930,487
S-Oil Corp	19,270	863,924
SK Innovation Co Ltd	29,681	2,282,487
		5,076,898
Financials - 0.4%
Banks - 0.3%
Hana Financial Group Inc	125,301	7,614,177
Industrial Bank of Korea	121,223	1,680,947
KakaoBank Corp	71,593	1,430,817
KB Financial Group Inc	162,973	12,869,132
Shinhan Financial Group Co Ltd	186,667	9,034,239
Woori Financial Group Inc	291,800	5,145,958
		37,775,270
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	18,292	1,861,232
Mirae Asset Securities Co Ltd	97,770	1,326,358
NH Investment & Securities Co Ltd	62,858	905,710
		4,093,300
Financial Services - 0.0%
Meritz Financial Group Inc	36,290	2,995,458
Insurance - 0.1%
DB Insurance Co Ltd	20,187	1,844,189
Samsung Fire & Marine Insurance Co Ltd	13,433	4,214,855
Samsung Life Insurance Co Ltd	34,908	3,131,781
		9,190,825
TOTAL FINANCIALS		54,054,853

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (c)	17,437	5,590,678
Celltrion Inc	70,929	9,037,982
		14,628,660
Health Care Equipment & Supplies - 0.0%
HLB Inc (c)	51,695	1,771,923
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(d)(e)	7,755	5,888,984
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (c)	13,439	940,716
Yuhan Corp	24,648	2,062,854
		3,003,570
TOTAL HEALTH CARE		25,293,137

Industrials - 0.6%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	14,908	10,571,431
Hanwha Systems Co Ltd	32,417	1,370,965
Korea Aerospace Industries Ltd	31,945	2,150,160
		14,092,556
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	16,439	1,725,937
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (c)	195,488	9,102,623
Ecopro BM Co Ltd (c)	20,978	1,649,426
Ecopro Co Ltd	43,694	1,526,884
HD Hyundai Electric Co Ltd	10,234	3,619,733
LG Energy Solution Ltd (c)	20,460	5,558,995
LS Electric Co Ltd	6,435	1,411,644
POSCO Future M Co Ltd (c)	16,367	1,654,872
		24,524,177
Industrial Conglomerates - 0.1%
LG Corp	37,325	2,106,223
Samsung C&T Corp	37,103	4,449,051
SK Inc	15,849	2,286,201
SK Square Co Ltd (c)	40,757	4,363,243
		13,204,718
Machinery - 0.2%
Doosan Bobcat Inc	22,605	890,680
Hanwha Ocean Co Ltd (c)	46,751	3,735,358
HD Hyundai Heavy Industries Co Ltd	9,677	3,375,568
HD Korea Shipbuilding & Offshore Engineering Co Ltd	18,514	4,728,818
Hyundai Rotem Co Ltd	33,300	4,784,498
Samsung Heavy Industries Co Ltd (c)	307,248	4,168,240
		21,683,162
Marine Transportation - 0.0%
HMM Co Ltd	115,569	1,931,213
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	78,791	1,325,845
Trading Companies & Distributors - 0.0%
Posco International Corp	22,633	786,507
TOTAL INDUSTRIALS		79,274,115

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.0%
LG Display Co Ltd (c)	128,819	991,328
LG Innotek Co Ltd	6,100	676,469
Samsung Electro-Mechanics Co Ltd	24,686	2,606,862
Samsung SDI Co Ltd	27,486	3,920,137
		8,194,796
IT Services - 0.0%
Samsung SDS Co Ltd	18,587	2,116,519
Semiconductors & Semiconductor Equipment - 0.4%
Hanmi Semiconductor Co Ltd	18,662	1,203,066
SK Hynix Inc	237,946	45,837,120
		47,040,186
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	2,043,453	103,508,804
TOTAL INFORMATION TECHNOLOGY		160,860,305

Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	21,584	4,612,430
SKC Co Ltd (c)	8,120	580,753
		5,193,183
Metals & Mining - 0.1%
Korea Zinc Co Ltd	1,776	1,011,955
POSCO Holdings Inc	31,768	6,943,573
		7,955,528
TOTAL MATERIALS		13,148,711

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	112,014	3,075,207
TOTAL KOREA (SOUTH)		403,463,563
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	836,381	1,453,388
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	661,961	1,524,359
Gulf Bank KSCP	855,862	947,696
Kuwait Finance House KSCP	4,826,815	12,723,305
National Bank of Kuwait SAKP	3,617,955	12,396,651
		27,592,011
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	285,919	827,451
TOTAL KUWAIT		29,872,850
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	92,742	1,789,707
Reinet Investments SCA (South Africa)	59,946	1,732,605
		3,522,312
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	51,527	3,958,592
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	204,353	6,417,874
TOTAL LUXEMBOURG		13,898,778
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	954,136	4,653,001
Sands China Ltd	1,060,787	2,567,920

TOTAL MACAU		7,220,921
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	494,097	780,066
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,180,434	745,470
CELCOMDIGI BHD	1,510,500	1,358,412
Maxis Bhd	1,008,900	811,762
		2,915,644
TOTAL COMMUNICATION SERVICES		3,695,710

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	914,200	668,916
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	1,419,850	547,366
TOTAL CONSUMER DISCRETIONARY		1,216,282

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	1,078,100	952,030
Kuala Lumpur Kepong Bhd	215,367	987,229
Nestle Malaysia Bhd	30,200	622,846
PPB Group Bhd	274,780	606,610
QL Resources Bhd	704,925	701,577
SD Guthrie Bhd	889,640	993,796
		4,864,088
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	127,600	644,502
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	1,064,800	1,258,152
CIMB Group Holdings Bhd	3,530,711	5,397,106
Hong Leong Bank Bhd	278,500	1,238,097
Malayan Banking Bhd	2,392,807	5,262,788
Public Bank Bhd	6,391,900	6,295,182
RHB Bank Bhd	746,563	1,071,834
		20,523,159
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	944,400	1,471,944
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	2,028,294	2,448,145
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,169,585	445,853
Sunway Bhd	1,067,800	1,180,042
		1,625,895
Marine Transportation - 0.0%
MISC Bhd	575,400	1,004,895
TOTAL INDUSTRIALS		5,078,935

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,201,600	1,087,437
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,646,700	2,056,574
TOTAL MATERIALS		3,144,011

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	30	15
Sime Darby Property Bhd	10	3
SP Setia Bhd Group	13	3
		21
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	1,150,900	3,505,582
Gas Utilities - 0.0%
Petronas Gas Bhd	339,700	1,430,802
Multi-Utilities - 0.0%
YTL Corp Bhd	1,429,500	827,515
YTL Corp Bhd warrants 6/2/2028 (c)	266,440	73,522
YTL Power International Bhd	1,065,100	1,015,075
YTL Power International Bhd warrants 6/2/2028 (c)	209,420	91,647
		2,007,759
TOTAL UTILITIES		6,944,143

TOTAL MALAYSIA		47,582,795
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	7,965,200	7,190,424
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	222,200	2,315,874
Coca-Cola Femsa SAB de CV unit	229,375	1,901,873
Fomento Economico Mexicano SAB de CV unit	760,200	6,862,956
		11,080,703
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV (b)	123,300	998,753
Wal-Mart de Mexico SAB de CV Series V	2,281,900	6,726,555
		7,725,308
Food Products - 0.0%
Alfa SAB de CV Series A	1,548,651	1,134,500
Gruma SAB de CV Series B	68,765	1,188,452
Grupo Bimbo SAB de CV (b)	556,100	1,613,619
		3,936,571
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	652,600	1,216,295
TOTAL CONSUMER STAPLES		23,958,877

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	1,103,600	9,834,998
Grupo Financiero Inbursa SAB de CV Series O	800,400	2,064,111
		11,899,109
Insurance - 0.0%
Qualitas Controladora SAB de CV	85,700	776,184
TOTAL FINANCIALS		12,675,293

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	247,000	1,761,405
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	125,500	1,664,663
Grupo Aeroportuario del Pacifico SAB de CV Series B (b)	168,920	3,880,638
Grupo Aeroportuario del Sureste SAB de CV Series B	78,860	2,390,422
Promotora y Operadora de Infraestructura SAB de CV	84,580	996,892
		8,932,615
TOTAL INDUSTRIALS		10,694,020

Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	6,612,894	5,773,356
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	1,357,624	8,498,374
Industrias Penoles SAB de CV (c)	86,710	2,285,531
Southern Copper Corp	38,675	3,641,638
		14,425,543
TOTAL MATERIALS		20,198,899

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,252,200	1,783,547
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	447,394	1,681,670
TOTAL REAL ESTATE		3,465,217

TOTAL MEXICO		78,182,730
NETHERLANDS - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	1,696,533	7,579,266
Entertainment - 0.1%
Universal Music Group NV	479,299	13,787,958
TOTAL COMMUNICATION SERVICES		21,367,224

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	56,391	3,822,592
Heineken NV	125,377	9,881,121
		13,703,713
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	397,599	15,699,403
Food Products - 0.0%
JDE Peet's NV	74,657	2,221,979
TOTAL CONSUMER STAPLES		31,625,095

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	199,517	5,774,188
ING Groep NV	1,370,906	31,949,576
		37,723,764
Capital Markets - 0.0%
Euronext NV (d)(e)	34,054	5,502,918
Financial Services - 0.2%
Adyen NV (c)(d)(e)	10,975	18,823,795
EXOR NV	38,396	3,713,534
		22,537,329
Insurance - 0.1%
Aegon Ltd	577,021	4,123,700
ASR Nederland NV	64,465	4,293,397
NN Group NV	117,154	7,909,464
		16,326,561
TOTAL FINANCIALS		82,090,572

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (c)	26,609	17,871,398
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	362,958	9,478,776
TOTAL HEALTH CARE		27,350,174

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	47,491	2,267,591
Wolters Kluwer NV	103,926	16,212,668
		18,480,259
Trading Companies & Distributors - 0.0%
IMCD NV	25,855	2,841,992
TOTAL INDUSTRIALS		21,322,251

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	20,460	9,981,677
ASML Holding NV	171,583	120,051,430
BE Semiconductor Industries NV	35,452	4,818,527
		134,851,634
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	102,848	0
TOTAL INFORMATION TECHNOLOGY		134,851,634

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	74,621	4,686,307
TOTAL NETHERLANDS		323,293,257
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	401,872	2,744,025
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	256,025	5,547,377
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	738,936	3,278,251
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (c)	71,304	8,211,414
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	367,446	1,969,277
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	574,191	1,930,362
TOTAL UTILITIES		3,899,639

TOTAL NEW ZEALAND		23,680,706
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	268,299	4,118,414
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	203,303	3,805,037
Orkla ASA	305,903	3,225,108
Salmar ASA	28,844	1,171,760
		8,201,905
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	137,625	3,331,902
Equinor ASA	364,789	9,370,548
		12,702,450
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	389,804	9,889,599
Insurance - 0.0%
Gjensidige Forsikring ASA	87,217	2,299,646
TOTAL FINANCIALS		12,189,245

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	191,591	5,740,114
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	613,180	3,634,311
TOTAL NORWAY		46,586,439
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	29,523	6,996,951
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	70,787	1,204,087
TOTAL PERU		8,201,038
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	32,285	730,391
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	215,600	802,215
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	932,077	1,891,252
BDO Unibank Inc	1,053,222	2,575,485
Metropolitan Bank & Trust Co	767,201	975,908
		5,442,645
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	106,600	1,078,833
DMCI Holdings Inc	4	1
SM Investments Corp	94,583	1,324,262
		2,403,096
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	441,350	3,394,717
TOTAL INDUSTRIALS		5,797,813

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Altus Property Ventures Inc (c)	7	1
Ayala Land Inc	2,818,200	1,206,170
SM Prime Holdings Inc	4,386,300	1,744,225
		2,950,396
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	123,930	1,142,536
TOTAL PHILIPPINES		16,865,996
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	28,298	1,896,827
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	299,849	2,961,645
Specialty Retail - 0.0%
CCC SA (c)	23,130	1,196,448
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	489	2,177,799
TOTAL CONSUMER DISCRETIONARY		6,335,892

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	213,510	2,826,442
Zabka Group SA (b)(c)	128,770	712,993
		3,539,435
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	252,538	5,637,638
Financials - 0.3%
Banks - 0.2%
Bank Millennium SA (c)	259,972	1,014,900
Bank Polska Kasa Opieki SA	80,041	4,372,028
mBank SA (c)	6,379	1,512,556
Powszechna Kasa Oszczednosci Bank Polski SA	381,010	8,375,500
Santander Bank Polska SA	17,822	2,612,749
		17,887,733
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	263,291	4,427,586
TOTAL FINANCIALS		22,315,319

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	96,636	1,391,746
Construction & Engineering - 0.0%
Budimex SA (b)	5,484	823,284
TOTAL INDUSTRIALS		2,215,030

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (c)	61,122	2,084,400
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	384,519	1,242,551
TOTAL POLAND		45,267,092
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	123,433	3,014,441
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	182,077	3,476,805
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,368,410	5,912,330
TOTAL PORTUGAL		12,403,576
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	343,331	1,269,221
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	255,086	1,064,902
Qatar Gas Transport Co Ltd	1,187,346	1,568,562
		2,633,464
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,675,029	1,748,577
Commercial Bank of Qatar	1,425,985	1,917,501
Dukhan Bank	784,955	787,973
Qatar International Islamic Bank QSC	421,121	1,287,305
Qatar Islamic Bank QPSC	776,280	5,229,923
Qatar National Bank QPSC	2,014,636	10,374,740
		21,346,019
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	666,266	2,431,935
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,434,822	906,120
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	917,199	707,611
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	188,969	835,595
TOTAL QATAR		30,129,965
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	248,665	1,900,590
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	25,459	0
VK IPJSC GDR (c)(e)(f)	12,889	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (c)(f)	15,142	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	3,422,762	0
Gazprom PJSC ADR (c)(f)	266,976	3
LUKOIL PJSC (c)(f)	135,807	0
LUKOIL PJSC ADR (c)(f)	625	0
Rosneft Oil Co PJSC (c)(f)	322,313	0
Rosneft Oil Co PJSC GDR (c)(e)(f)	56,929	1
Surgutneftegas PAO (c)(f)	1,105,600	0
Surgutneftegas PAO ADR (c)(f)	71,885	1
Tatneft PJSC (c)(f)	446,514	0
		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	3,621,326	0
VTB Bank PJSC (c)(f)	232,170	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	524,685	0
TKS Holding MKPAO JSC (c)(f)	1,424	0
		0
TOTAL FINANCIALS		0

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(e)(f)	300	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	846,411	0
GMK Norilskiy Nickel PAO (c)(f)	1,810,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (c)(f)	27,948	1
Novolipetsk Steel PJSC (c)(f)	477,930	0
Polyus PJSC (c)(f)	110,750	0
Severstal PAO (c)(f)	60,348	0
Severstal PAO GDR (c)(e)(f)	9,813	0
United Co RUSAL International PJSC (Russia) (c)(f)	1,020,580	0
		1
TOTAL MATERIALS		1

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	12,405,200	2
TOTAL RUSSIA		8
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	872,799	9,781,789
Media - 0.0%
Saudi Research & Media Group (c)	15,414	756,503
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	166,039	2,708,962
TOTAL COMMUNICATION SERVICES		13,247,254

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (c)	250,529	1,338,434
Specialty Retail - 0.0%
Jarir Marketing Co	250,887	859,454
TOTAL CONSUMER DISCRETIONARY		2,197,888

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	16,652	549,577
Food Products - 0.0%
Almarai Co JSC	216,139	2,760,006
Savola Group/The (c)	295	1,951
		2,761,957
TOTAL CONSUMER STAPLES		3,311,534

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	145,208	487,756
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	2,633,495	17,060,043
TOTAL ENERGY		17,547,799

Financials - 0.6%
Banks - 0.5%
Al Rajhi Bank	854,357	21,580,424
Alinma Bank	537,988	3,703,140
Arab National Bank	394,906	2,288,730
Bank Al-Jazira	268,078	898,334
Bank AlBilad	323,641	2,246,704
Banque Saudi Fransi	533,505	2,440,603
Riyad Bank	642,141	4,827,484
Saudi Awwal Bank	440,544	3,805,184
Saudi Investment Bank/The	261,599	1,003,548
Saudi National Bank/The	1,282,046	12,816,701
		55,610,852
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	20,485	893,976
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (c)	17,134	542,646
Bupa Arabia for Cooperative Insurance Co	35,358	1,589,230
Co for Cooperative Insurance/The	31,485	1,127,252
		3,259,128
TOTAL FINANCIALS		59,763,956

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	15,134	548,699
Dr Sulaiman Al Habib Medical Services Group Co	38,402	2,684,280
Mouwasat Medical Services Co	41,874	848,398
		4,081,377
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	15,424	709,295
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	10,271	653,591
Elm Co	10,503	2,547,981
		3,201,572
Materials - 0.2%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	102,146	3,245,929
Sahara International Petrochemical Co	161,776	771,984
Saudi Aramco Base Oil Co	21,678	603,339
Saudi Basic Industries Corp	394,249	5,743,837
Saudi Industrial Investment Group	142,633	683,677
Saudi Kayan Petrochemical Co (c)	314,169	382,755
Yanbu National Petrochemical Co	118,107	960,322
		12,391,843
Metals & Mining - 0.1%
Saudi Arabian Mining Co (c)	580,644	8,049,236
TOTAL MATERIALS		20,441,079

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (c)	226,705	1,154,346
Makkah Construction & Development Co	41,992	929,150
		2,083,496
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	355,620	1,400,258
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (c)	68,552	4,020,538
TOTAL UTILITIES		5,420,796

TOTAL SAUDI ARABIA		132,006,046
SINGAPORE - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,238,169	9,650,221
Entertainment - 0.2%
Sea Ltd Class A ADR (c)	166,658	26,106,976
TOTAL COMMUNICATION SERVICES		35,757,197

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,653,113	1,496,579
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	927,540	34,044,881
Oversea-Chinese Banking Corp Ltd	1,474,151	19,103,768
United Overseas Bank Ltd	549,809	15,275,199
		68,423,848
Capital Markets - 0.0%
Singapore Exchange Ltd	373,717	4,582,370
TOTAL FINANCIALS		73,006,218

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	680,224	4,576,061
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	1,033,888	5,055,712
Industrial Conglomerates - 0.0%
Keppel Ltd (b)	637,120	4,139,269
Passenger Airlines - 0.0%
Singapore Airlines Ltd (b)	653,668	3,414,217
TOTAL INDUSTRIALS		17,185,259

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	295,382	7,569,355
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,549,563	4,304,842
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,632,554	3,495,506
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	1,028,771	2,191,080
TOTAL REAL ESTATE		9,991,428

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	388,600	2,310,651
TOTAL SINGAPORE		147,316,687
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	739,520	6,225,507
Vodacom Group Ltd	272,319	2,079,140
		8,304,647
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	71,622	22,196,460
Woolworths Holdings Ltd/South Africa	402,924	1,105,947
		23,302,407
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	1,528,333	2,298,005
TOTAL CONSUMER DISCRETIONARY		25,600,412

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	146,904	3,693,517
Clicks Group Ltd	103,845	2,177,146
Shoprite Holdings Ltd	219,611	3,200,929
		9,071,592
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	370,267	3,667,861
Capitec Bank Holdings Ltd	37,899	7,348,489
Nedbank Group Ltd	202,249	2,759,791
Standard Bank Group Ltd	574,400	7,391,483
		21,167,624
Financial Services - 0.1%
FirstRand Ltd	2,198,126	9,346,976
Remgro Ltd	219,570	2,005,706
		11,352,682
Insurance - 0.0%
Discovery Ltd	236,699	2,805,889
Old Mutual Ltd	1,819,143	1,275,260
OUTsurance Group Ltd	364,736	1,546,743
Sanlam Ltd	784,628	3,774,916
		9,402,808
TOTAL FINANCIALS		41,923,114

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	162,691	1,047,617
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	142,019	1,854,969
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (c)	248,258	1,277,064
Metals & Mining - 0.3%
Anglo American PLC	487,615	13,720,565
Gold Fields Ltd	389,864	9,507,586
Harmony Gold Mining Co Ltd	248,893	3,332,534
Impala Platinum Holdings Ltd (c)	394,130	3,725,089
Kumba Iron Ore Ltd (b)	27,660	457,380
Valterra Platinum Ltd	92,508	4,154,526
		34,897,680
TOTAL MATERIALS		36,174,744

TOTAL SOUTH AFRICA		123,977,095
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	215,552	7,625,626
Telefonica SA	1,606,452	8,290,576
		15,916,202
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	196,205	15,767,682
Specialty Retail - 0.2%
Industria de Diseno Textil SA	475,251	22,701,350
TOTAL CONSUMER DISCRETIONARY		38,469,032

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	504,425	7,647,976
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	2,509,850	41,859,951
Banco de Sabadell SA	2,347,470	8,682,421
Banco Santander SA	6,599,506	56,694,982
Bankinter SA	293,950	4,193,197
CaixaBank SA	1,718,025	16,163,714
		127,594,265
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (c)	130,448	1,953,138
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	81,215	5,598,026
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	326,482	8,791,055
TOTAL INDUSTRIALS		14,389,081

Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	10,791	2,071,331
Endesa SA	137,963	3,991,190
Iberdrola SA	2,764,975	48,598,141
Redeia Corp SA	177,093	3,425,570
		58,086,232
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	135,100	1,588,014
TOTAL UTILITIES		59,674,246

TOTAL SPAIN		265,643,940
SWEDEN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,029,454	3,639,646
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	239,230	3,697,474
TOTAL COMMUNICATION SERVICES		7,337,120

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	64,623	5,759,083
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	247,882	3,339,380
TOTAL CONSUMER DISCRETIONARY		9,098,463

Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	262,565	6,477,457
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	690,461	12,089,284
Svenska Handelsbanken AB A Shares	635,009	7,737,190
Swedbank AB A1 Shares	369,372	9,851,932
		29,678,406
Capital Markets - 0.0%
EQT AB	162,258	5,448,242
Financial Services - 0.2%
Industrivarden AB A Shares	52,202	1,936,794
Industrivarden AB C Shares	66,957	2,480,130
Investor AB A Shares	22,012	640,398
Investor AB B Shares	730,064	21,217,479
L E Lundbergforetagen AB B Shares	33,103	1,618,418
		27,893,219
TOTAL FINANCIALS		63,019,867

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	85,440	2,353,053
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	139,554	7,590,903
Building Products - 0.1%
Assa Abloy AB B Shares	436,826	14,454,682
Nibe Industrier AB B Shares	662,106	3,051,738
		17,506,420
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	214,147	3,182,919
Construction & Engineering - 0.0%
Skanska AB B Shares	148,294	3,455,409
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	64,316	1,645,801
Lifco AB B Shares	101,575	3,627,512
		5,273,313
Machinery - 0.7%
Alfa Laval AB	126,155	5,496,346
Atlas Copco AB A Shares	1,170,460	17,824,218
Atlas Copco AB B Shares	679,377	9,205,951
Epiroc AB A Shares	287,219	5,854,846
Epiroc AB B Shares	169,653	3,046,709
Indutrade AB	119,370	2,907,047
Sandvik AB	464,513	11,350,360
SKF AB B Shares	149,088	3,483,048
Trelleborg AB B Shares	88,482	3,219,582
Volvo AB B Shares	691,735	19,866,493
		82,254,600
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	113,556	3,828,024
Beijer Ref AB B Shares	168,450	2,828,937
		6,656,961
TOTAL INDUSTRIALS		125,920,525

Information Technology - 0.1%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	1,211,434	8,799,355
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	905,699	9,951,893
TOTAL INFORMATION TECHNOLOGY		18,751,248

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (c)	123,963	3,810,350
Paper & Forest Products - 0.1%
Holmen AB B Shares	32,696	1,215,756
Svenska Cellulosa AB SCA B Shares	266,609	3,345,805
		4,561,561
TOTAL MATERIALS		8,371,911

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (c)	313,696	2,124,580
Sagax AB B Shares	96,162	2,039,301
		4,163,881
TOTAL SWEDEN		245,493,525
SWITZERLAND - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	11,282	7,854,689
Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Avolta AG	38,507	2,001,731
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	234,178	38,235,724
Swatch Group AG/The (b)	12,477	2,206,649
Swatch Group AG/The	1,045	38,313
		40,480,686
TOTAL CONSUMER DISCRETIONARY		42,482,417

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (b)	1,557	1,896,112
Chocoladefabriken Lindt & Spruengli AG	47	6,885,811
Chocoladefabriken Lindt & Spruengli AG	414	6,106,150
		14,888,073
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise	12,874	1,493,843
Capital Markets - 0.6%
Julius Baer Group Ltd	89,767	6,074,023
Partners Group Holding AG	9,889	13,410,568
UBS Group AG	1,432,675	53,691,138
		73,175,729
Insurance - 0.5%
Baloise Holding AG	17,994	4,326,535
Helvetia Holding AG	16,180	3,910,291
Swiss Life Holding AG	12,507	13,023,602
Zurich Insurance Group AG	63,689	43,442,692
		64,703,120
TOTAL FINANCIALS		139,372,692

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	22,111	6,051,432
Straumann Holding AG	48,682	5,931,410
		11,982,842
Life Sciences Tools & Services - 0.2%
Lonza Group AG	31,444	21,915,494
Pharmaceuticals - 0.1%
Galderma Group AG	57,289	8,992,733
Sandoz Group AG	182,190	10,481,673
		19,474,406
TOTAL HEALTH CARE		53,372,742

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	14,574	11,196,277
Electrical Equipment - 0.3%
ABB Ltd	689,227	45,005,225
Machinery - 0.1%
Schindler Holding AG	17,611	6,400,452
Schindler Holding AG	10,349	3,650,340
VAT Group AG (d)(e)	11,783	4,170,652
		14,221,444
Marine Transportation - 0.0%
Kuehne + Nagel International AG	21,084	4,315,439
Professional Services - 0.1%
SGS SA	70,242	7,160,403
TOTAL INDUSTRIALS		81,898,788

Information Technology - 0.1%
Software - 0.0%
Temenos AG	24,672	2,221,923
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	66,302	6,215,124
TOTAL INFORMATION TECHNOLOGY		8,437,047

Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	81,131	7,795,031
EMS-Chemie Holding AG	3,078	2,434,737
Givaudan SA	4,024	16,898,571
Sika AG	66,466	15,684,626
		42,812,965
Containers & Packaging - 0.0%
SIG Group AG	133,954	2,176,907
TOTAL MATERIALS		44,989,872

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	34,970	4,847,796
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	9,203	2,054,175
TOTAL SWITZERLAND		400,198,291
TAIWAN - 5.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,656,000	7,139,895
Entertainment - 0.0%
International Games System Co Ltd	111,000	2,895,845
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	774,000	2,106,245
Taiwan Mobile Co Ltd	765,600	2,692,880
		4,799,125
TOTAL COMMUNICATION SERVICES		14,834,865

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	764,899	1,020,885
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	75,000	1,068,188
Specialty Retail - 0.0%
Hotai Motor Co Ltd	134,220	2,463,490
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	81,941	1,093,597
Feng TAY Enterprise Co Ltd	211,244	833,508
Pou Chen Corp	946,000	887,621
		2,814,726
TOTAL CONSUMER DISCRETIONARY		7,367,289

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	249,000	2,128,988
Food Products - 0.1%
Uni-President Enterprises Corp	2,106,080	5,545,957
TOTAL CONSUMER STAPLES		7,674,945

Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	2,822,891	1,739,677
CTBC Financial Holding Co Ltd	7,277,579	9,977,537
E.Sun Financial Holding Co Ltd	6,333,962	6,758,851
First Financial Holding Co Ltd	4,890,863	4,820,460
Hua Nan Financial Holdings Co Ltd	3,905,287	3,733,565
Mega Financial Holding Co Ltd	5,170,193	7,337,983
Shanghai Commercial & Savings Bank Ltd/The	1,696,059	2,429,446
SinoPac Financial Holdings Co Ltd	4,704,824	3,873,236
Taishin Financial Holding Co Ltd	9,220,235	5,020,917
Taiwan Business Bank	3,007,601	1,612,322
Taiwan Cooperative Financial Holding Co Ltd	4,644,462	3,933,086
		51,237,080
Financial Services - 0.0%
Chailease Holding Co Ltd	668,874	2,576,464
Yuanta Financial Holding Co Ltd	4,513,956	4,671,683
		7,248,147
Insurance - 0.2%
Cathay Financial Holding Co Ltd	4,154,869	8,402,243
Fubon Financial Holding Co Ltd	3,572,195	9,782,372
KGI Financial Holding Co Ltd	6,976,405	3,525,962
		21,710,577
TOTAL FINANCIALS		80,195,804

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (c)	112,000	1,844,856
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	67,650	1,485,550
Voltronic Power Technology Corp	30,000	1,175,728
		2,661,278
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,261,664	1,206,506
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	472,248	3,109,284
Wan Hai Lines Ltd	301,360	889,236
Yang Ming Marine Transport Corp	749,000	1,516,077
		5,514,597
Passenger Airlines - 0.0%
China Airlines Ltd	1,242,490	849,480
Eva Airways Corp	1,162,000	1,461,860
		2,311,340
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	843,000	766,533
TOTAL INDUSTRIALS		12,460,254

Information Technology - 4.6%
Communications Equipment - 0.0%
Accton Technology Corp	220,000	6,482,866
Electronic Equipment, Instruments & Components - 0.5%
AUO Corp	2,799,000	1,113,364
Delta Electronics Inc	849,621	15,969,140
E Ink Holdings Inc	376,000	2,554,487
Elite Material Co Ltd	129,000	4,718,037
Hon Hai Precision Industry Co Ltd	5,448,990	31,970,402
Innolux Corp	3,260,119	1,247,535
Largan Precision Co Ltd	44,000	3,443,271
Lotes Co Ltd	37,000	1,726,213
Synnex Technology International Corp	537,500	1,188,507
Unimicron Technology Corp	569,000	2,577,031
Wpg Holding Co Ltd	686,320	1,517,291
Yageo Corp	182,528	3,200,080
Zhen Ding Technology Holding Ltd	288,302	1,199,699
		72,425,057
Semiconductors & Semiconductor Equipment - 3.7%
Alchip Technologies Ltd	33,000	4,209,105
ASE Technology Holding Co Ltd	1,445,840	6,995,621
eMemory Technology Inc	28,000	1,891,170
Global Unichip Corp	38,000	1,518,363
Globalwafers Co Ltd	113,000	1,279,771
Jentech Precision Industrial Co Ltd	37,000	1,756,398
MediaTek Inc	662,970	29,954,572
Novatek Microelectronics Corp	253,000	3,989,309
Realtek Semiconductor Corp	213,090	4,065,273
Taiwan Semiconductor Manufacturing Co Ltd	10,733,000	412,280,483
United Microelectronics Corp	4,930,000	6,815,953
Vanguard International Semiconductor Corp	441,581	1,365,422
		476,121,440
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	1,243,288	1,325,283
Advantech Co Ltd	207,411	2,302,002
Asia Vital Components Co Ltd	144,000	4,366,899
Asustek Computer Inc	307,000	6,723,882
Catcher Technology Co Ltd	268,000	1,888,379
Compal Electronics Inc	1,837,000	1,793,638
Gigabyte Technology Co Ltd	235,000	2,127,265
Inventec Corp	1,181,280	1,740,726
Lite-On Technology Corp	922,910	3,640,488
Micro-Star International Co Ltd	308,000	1,468,098
Pegatron Corp	877,000	2,329,455
Quanta Computer Inc	1,178,000	10,947,325
Wistron Corp	1,303,000	5,291,066
Wiwynn Corp	49,000	4,461,972
		50,406,478
TOTAL INFORMATION TECHNOLOGY		605,435,841

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,508,590	1,445,528
Formosa Plastics Corp	1,810,480	2,569,587
Nan Ya Plastics Corp	2,258,780	3,073,794
		7,088,909
Construction Materials - 0.0%
Asia Cement Corp	986,466	1,330,465
TCC Group Holdings Co Ltd	2,976,612	2,409,098
		3,739,563
Metals & Mining - 0.0%
China Steel Corp	5,149,426	3,336,503
TOTAL MATERIALS		14,164,975

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	669,851	667,154
TOTAL TAIWAN		744,645,983
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (c)	2,315,130	732,164
True Corp PCL depository receipt (c)	2,131,871	674,208
		1,406,372
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	213,700	1,892,591
Advanced Info Service PCL depository receipt	243,500	2,156,508
		4,049,099
TOTAL COMMUNICATION SERVICES		5,455,471

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	1,019,598	772,937
Minor International PCL depository receipt	440,200	333,707
		1,106,644
Specialty Retail - 0.0%
Home Product Center PCL	1,156,167	251,267
Home Product Center PCL depository receipt	1,383,000	300,565
PTT Oil & Retail Business PCL depository receipt	1,286,200	542,799
		1,094,631
TOTAL CONSUMER DISCRETIONARY		2,201,275

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	1,107,700	1,595,322
CP ALL PCL depository receipt	1,260,100	1,814,810
CP AXTRA PCL	91,000	57,051
CP AXTRA PCL depository receipt	793,976	497,769
		3,964,952
Food Products - 0.0%
Charoen Pokphand Foods PCL	706,700	491,287
Charoen Pokphand Foods PCL depository receipt	917,100	637,554
		1,128,841
TOTAL CONSUMER STAPLES		5,093,793

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL	369,144	1,416,554
PTT Exploration & Production PCL depository receipt	241,900	928,267
PTT PCL	2,584,300	2,619,234
PTT PCL depository receipt	1,788,300	1,812,473
		6,776,528
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	253,700	1,250,488
Krung Thai Bank PCL	750,755	503,148
Krung Thai Bank PCL depository receipt	745,000	499,290
SCB X PCL	94,050	362,164
SCB X PCL depository receipt	266,400	1,025,845
TMBThanachart Bank PCL depository receipt	10,409,800	612,082
		4,253,017
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	2,030,000	1,331,421
Bangkok Dusit Medical Services PCL depository receipt	2,864,700	1,878,878
Bumrungrad Hospital Pcl	104,400	541,228
Bumrungrad Hospital Pcl depository receipt	151,100	783,329
		4,534,856
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	831,400	1,035,649
Airports of Thailand PCL depository receipt	1,044,300	1,300,851
		2,336,500
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL depository receipt	1,359,700	5,999,408
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	166,100	1,016,796
Siam Cement PCL/The depository receipt	200,300	1,226,154
		2,242,950
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	452,800	719,371
Central Pattana PCL depository receipt	413,400	656,776
		1,376,147
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	553,694	793,462
Gulf Development PCL depository receipt	1,364,458	1,955,316
		2,748,778
TOTAL THAILAND		43,018,723
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	517,783	1,189,397
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	300,051	703,288
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Icecek AS	358,594	448,742
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	200,979	2,626,432
TOTAL CONSUMER STAPLES		3,075,174

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	427,030	1,776,717
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,352,490	2,248,889
Haci Omer Sabanci Holding AS	503,548	1,182,747
Turkiye Is Bankasi AS Class C	3,745,548	1,367,394
Yapi ve Kredi Bankasi AS (c)	1,446,118	1,199,079
		5,998,109
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	599,014	2,759,363
Industrial Conglomerates - 0.0%
KOC Holding AS	325,534	1,437,827
Turkiye Sise ve Cam Fabrikalari AS	518,527	469,545
		1,907,372
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS (c)	106,720	662,485
Turk Hava Yollari AO	248,226	1,761,043
		2,423,528
TOTAL INDUSTRIALS		7,090,263

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	4,689,979	360,459
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,498,832	986,551
TOTAL MATERIALS		1,347,010

TOTAL TURKEY		21,179,958
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,521,745	7,846,844
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,264,021	739,888
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,338,836	1,352,304
TOTAL CONSUMER DISCRETIONARY		2,092,192

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,400,451	2,226,660
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	2,697,321	2,445,401
TOTAL ENERGY		4,672,061

Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	1,279,055	5,669,135
Abu Dhabi Islamic Bank PJSC	635,636	4,180,985
Dubai Islamic Bank PJSC	1,272,812	3,458,342
Emirates NBD Bank PJSC	826,918	6,022,258
First Abu Dhabi Bank PJSC	1,928,699	9,451,704
		28,782,424
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (c)	1,440,483	1,078,485
Transportation Infrastructure - 0.0%
Salik Co PJSC	815,198	1,420,418
TOTAL INDUSTRIALS		2,498,903

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,684,911	4,367,039
Emaar Development PJSC	440,903	1,806,561
Emaar Properties PJSC	2,894,293	12,016,708
		18,190,308
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,574,291	1,941,380
TOTAL UNITED ARAB EMIRATES		66,024,112
UNITED KINGDOM - 7.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	2,602,391	7,117,712
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	383,131	4,229,688
Media - 0.1%
Informa PLC	575,506	6,598,685
WPP PLC	470,950	2,549,906
		9,148,591
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	8,691,775	9,423,601
TOTAL COMMUNICATION SERVICES		29,919,592

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	50,852	8,267,112
Diversified Consumer Services - 0.0%
Pearson PLC	260,242	3,680,071
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	739,196	25,974,960
Entain PLC	264,833	3,574,462
InterContinental Hotels Group PLC	64,575	7,428,721
Whitbread PLC	77,019	3,105,363
		40,083,506
Household Durables - 0.0%
Barratt Redrow PLC	599,529	2,962,003
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,110,649	1,253,509
Kingfisher PLC	779,395	2,771,377
		4,024,886
TOTAL CONSUMER DISCRETIONARY		59,017,578

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	100,182	9,709,639
Diageo PLC	968,798	23,481,301
		33,190,940
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	767,037	3,073,404
Marks & Spencer Group PLC	896,649	4,117,943
Tesco PLC	2,930,539	16,465,003
		23,656,350
Food Products - 0.0%
Associated British Foods PLC	142,168	4,116,546
Household Products - 0.2%
Reckitt Benckiser Group PLC	296,878	22,249,757
Personal Care Products - 0.5%
Unilever PLC	1,089,522	63,214,578
Tobacco - 0.4%
British American Tobacco PLC	862,883	46,230,990
Imperial Brands PLC	340,706	13,280,511
		59,511,501
TOTAL CONSUMER STAPLES		205,939,672

Financials - 2.1%
Banks - 1.4%
Barclays PLC	6,227,082	30,438,106
HSBC Holdings PLC	7,695,996	93,760,112
Lloyds Banking Group PLC	26,191,048	26,910,404
NatWest Group PLC	3,517,270	24,415,422
Standard Chartered PLC	879,031	15,758,369
		191,282,413
Capital Markets - 0.4%
3i Group PLC	423,922	23,164,018
London Stock Exchange Group PLC	207,570	25,301,765
Schroders PLC	310,465	1,603,161
		50,068,944
Financial Services - 0.1%
M&G PLC	995,011	3,437,584
Wise PLC Class A (c)	290,020	3,887,602
		7,325,186
Insurance - 0.2%
Admiral Group PLC	113,412	5,119,397
Aviva PLC	1,330,113	11,393,397
Legal & General Group PLC	2,558,936	8,657,049
Phoenix Group Holdings PLC	306,856	2,690,856
		27,860,699
TOTAL FINANCIALS		276,537,242

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	362,968	5,547,226
Pharmaceuticals - 0.8%
Astrazeneca PLC	675,409	98,536,547
Hikma Pharmaceuticals PLC	71,404	1,852,046
		100,388,593
TOTAL HEALTH CARE		105,935,819

Industrials - 1.3%
Aerospace & Defense - 0.7%
BAE Systems PLC	1,312,217	31,310,340
Melrose Industries PLC	556,018	3,761,111
Rolls-Royce Holdings PLC	3,692,823	52,412,166
		87,483,617
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,100,080	5,487,692
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,167,893	7,601,820
DCC PLC	43,325	2,723,537
Smiths Group PLC	146,257	4,542,989
		14,868,346
Machinery - 0.0%
Spirax Group PLC	32,196	2,697,872
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	541,729	2,722,646
Professional Services - 0.4%
Intertek Group PLC	69,859	4,557,608
RELX PLC	804,405	41,797,760
		46,355,368
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	188,212	12,621,988
Bunzl PLC	142,837	4,239,041
		16,861,029
TOTAL INDUSTRIALS		176,476,570

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	165,819	7,121,518
Software - 0.0%
Sage Group PLC/The	427,815	6,892,925
TOTAL INFORMATION TECHNOLOGY		14,014,443

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	58,183	2,007,044
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	219,339	9,936,224
TOTAL MATERIALS		11,943,268

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	307,971	2,348,819
Industrial REITs - 0.1%
Segro PLC	560,078	4,788,604
TOTAL REAL ESTATE		7,137,423

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	481,795	11,809,877
Multi-Utilities - 0.3%
Centrica PLC	2,181,978	4,743,162
National Grid PLC	2,103,529	29,558,967
		34,302,129
Water Utilities - 0.0%
Severn Trent PLC	117,359	4,105,689
United Utilities Group PLC	296,174	4,410,128
		8,515,817
TOTAL UTILITIES		54,627,823

TOTAL UNITED KINGDOM		941,549,430
UNITED STATES - 6.1%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	66,884	41,905,501
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	879,020	7,787,357
Consumer Staples - 0.8%
Food Products - 0.8%
JBS NV Class A	169,610	2,340,618
Nestle SA	1,141,234	99,717,696
		102,058,314
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	176,756	3,087,075
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	6,976,915	37,398,242
Shell PLC	2,606,933	93,675,252
		131,073,494
TOTAL ENERGY		134,160,569

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	131,302	23,641,634
Health Care - 2.7%
Biotechnology - 0.3%
CSL Ltd	210,950	36,491,027
Legend Biotech Corp ADR (c)	27,570	1,077,160
		37,568,187
Health Care Equipment & Supplies - 0.1%
Alcon AG	217,717	19,250,766
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	94,205	4,708,795
Pharmaceuticals - 2.3%
GSK PLC	1,793,154	32,983,272
Haleon PLC	3,930,455	18,436,480
Novartis AG	828,053	94,304,539
Roche Holding AG	306,128	95,534,293
Roche Holding AG	13,817	4,640,539
Sanofi SA	483,609	43,413,943
		289,313,066
TOTAL HEALTH CARE		350,840,814

Industrials - 0.7%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	91,661	4,616,126
Construction & Engineering - 0.0%
Ferrovial SE	222,075	11,379,096
Electrical Equipment - 0.5%
Schneider Electric SE	238,275	61,664,003
Professional Services - 0.2%
Experian PLC	399,961	21,074,246
TOTAL INDUSTRIALS		98,733,471

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (c)	20,511	8,439,662
Monday.com Ltd (c)	17,705	4,643,844
		13,083,506
Materials - 0.3%
Construction Materials - 0.3%
Amrize Ltd	227,241	11,487,246
Holcim AG	227,076	18,109,296
James Hardie Industries PLC depository receipt (c)	252,302	6,622,284
		36,218,826
TOTAL UNITED STATES		808,429,992
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	309,088	5,195,337
TOTAL COMMON STOCKS (Cost $9,803,347,141)		12,885,576,042

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	200,296	2,191,621
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	9,586	1,885,917
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	24,285	2,136,752
Dr Ing hc F Porsche AG (d)(e)	49,748	2,522,548
Porsche Automobil Holding SE	67,201	2,697,052
Volkswagen AG	89,806	9,390,639
		16,746,991
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	74,069	5,712,372
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	11,423	2,444,888
TOTAL GERMANY		24,904,251
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	10,472	1,204,982
Hyundai Motor Co Series 2	15,721	1,849,203
		3,054,185
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	862	78,691
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	380,138	15,556,740
TOTAL KOREA (SOUTH)		18,689,616
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	2,913,333	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $54,511,924)		47,671,405

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $11,163,815)	4.25	11,190,000	11,163,293

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	266,785,782	266,839,139
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	48,509,030	48,513,881
TOTAL MONEY MARKET FUNDS (Cost $315,353,020)			315,353,020

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $10,184,375,900)	13,259,763,760
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(22,475,806)
NET ASSETS - 100.0%	13,237,287,954

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,470	Sep 2025	192,084,900	(2,129,767)	(2,129,767)
ICE MSCI Emerging Markets Index Contracts (United States)	1,469	Sep 2025	90,953,135	1,149,572	1,149,572
TME S&P/TSX 60 Index Contracts (Canada)	106	Sep 2025	24,806,264	292,244	292,244

TOTAL FUTURES CONTRACTS					(687,951)
The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,690,804 or 2.5% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $341,479,048 or 2.6% of net assets.

(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,824,101.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	263,134,946	2,200,560,609	2,196,856,416	7,239,267	-	-	266,839,139	266,785,782	0.5%
Fidelity Securities Lending Cash Central Fund	42,238,423	455,446,793	449,171,335	593,800	-	-	48,513,881	48,509,030	0.2%
Total	305,373,369	2,656,007,402	2,646,027,751	7,833,067	-	-	315,353,020

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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